UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
19,890,764	AZL Enhanced Bond Index Fund	$215,814,787
3,645,052	AZL International Index Fund	50,848,480
1,479,813	AZL Mid Cap Index Fund	30,469,353
8,184,228	AZL S&P 500 Index Fund, Class 2	108,932,077
1,259,155	AZL Small Cap Stock Index Fund	16,394,198

Total Affiliated Investment Companies (Cost $357,204,369)		422,458,895

Total Investment Securities (Cost $357,204,369)(a) - 100.0%		422,458,895
Net other assets (liabilities) - 0.0%		158,538

Net Assets - 100.0%		$422,617,433

Percentages indicated are based on net assets as of September 30, 2015.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
7,880,993	AZL DFA Emerging Markets Core Equity Fund	$59,895,547
52,326,813	AZL DFA Five-Year Global Fixed Income Fund	522,744,863
10,033,711	AZL DFA International Core Equity Fund	87,493,961
52,754,150	AZL DFA U.S. Core Equity Fund	477,425,053
13,993,839	AZL DFA U.S. Small Cap Fund	125,664,672

Total Affiliated Investment Companies (Cost $1,369,010,434)		1,273,224,096

Total Investment Securities (Cost $1,369,010,434)(a) - 100.1%		1,273,224,096
Net other assets (liabilities) - (0.1)%		(1,157,923)

Net Assets - 100.0%		$1,272,066,173

Percentages indicated are based on net assets as of September 30, 2015.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
10,831,109	AZL Enhanced Bond Index Fund	$117,517,528
2,126,462	AZL International Index Fund	29,664,139
838,554	AZL Mid Cap Index Fund	17,265,826
4,247,943	AZL S&P 500 Index Fund, Class 2	56,540,117
705,332	AZL Small Cap Stock Index Fund	9,183,428

Total Affiliated Investment Companies (Cost $225,845,381)		230,171,038

Unaffiliated Investment Companies (1.8%):
2,135,593	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	2,135,593
2,246,328	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	2,246,328

Total Unaffiliated Investment Companies (Cost $4,381,921)		4,381,921

Total Investment Securities (Cost $230,227,302)(b) - 96.8%		234,552,959
Net other assets (liabilities) - 3.2%		7,714,723

Net Assets - 100.0%		$242,267,682

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $9,772,734 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(95)	$(9,066,325)	$67,685
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	47	6,050,516	64,192

Total					$131,877

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (49.5%):
Aerospace & Defense (0.8%):
1,021	Boeing Co. (The) ^(a)	$133,700
762	Dassault Aviation SA (a)	873,003
26,129	European Aeronautic Defence & Space Co. NV (a)	1,551,828
1,444	General Dynamics Corp. (a)	199,200
1,285	Northrop Grumman Corp. (a)	213,246
1,550	Raytheon Co. (a)	169,353
26,662	Safran SA (a)	2,011,556
17,280	United Technologies Corp. (a)	1,537,747

		6,689,633

Air Freight & Logistics (0.5%):
12,525	Deutsche Post AG (a)	346,620
18,271	FedEx Corp. (a)	2,630,659
15,525	United Parcel Service, Inc., Class B (a)	1,532,162

		4,509,441

Airlines (0.4%):
60,300	Japan Airlines Co., Ltd. (a)	2,128,998
20,577	United Continental Holdings, Inc. *(a)	1,091,610

		3,220,608

Auto Components (1.0%):
24,300	Aisin Sieki Co., Ltd. (a)	817,408
42,800	Bridgestone Corp. (a)	1,488,170
138,683	Cheng Shin Rubber Industry Co., Ltd. (a)	226,801
831	Compagnie Generale des Establissements Michelin SCA, Class B (a)(b)	75,824
18,807	Delphi Automotive plc (a)	1,430,084
44,300	Denso Corp. (a)	1,878,319
2,100	Exedy Corp. (a)	46,763
26,400	Futaba Industrial Co., Ltd. ^(a)	95,483
1,046	Goodyear Tire & Rubber Co. (a)	30,679
2,082	Hyundai Wia Corp. (a)	228,706
11,500	Koito Manufacturing Co., Ltd. (a)	377,225
2,098	Lear Corp. (a)	228,221
3,500	Stanley Electric Co., Ltd. (a)	70,120
44,400	Sumitomo Electric Industries, Ltd. (a)	570,503
41,600	Toyota Industries Corp. (a)	1,983,144

		9,547,450

Automobiles (1.4%):
5,568	Bayerische Motoren Werke AG (BMW) (a)	492,630
190,000	Brilliance China Automotive Holdings, Ltd. (a)	226,266
108,000	Dongfeng Motor Corp., Series H (a)	135,336
134,141	Ford Motor Co. (a)	1,820,293
94,200	Fuji Heavy Industries, Ltd. (a)	3,409,212
26,200	Honda Motor Co., Ltd. (a)	781,348
8,068	Hyundai Motor Co. (a)	1,122,343
67,100	Isuzu Motors, Ltd. (a)	676,228
9,416	Maruti Suzuki India, Ltd. (a)	673,952
4,213	Renault SA (a)	302,621
38,600	Suzuki Motor Corp. (a)	1,192,828
34,500	Toyota Motor Corp. (a)	2,029,348
270	Volkswagen AG (a)	31,709
168,770	Yulon Motor Co., Ltd. (a)	151,725

		13,045,839

Banks (3.7%):
3,699	Banco Popolare SC *(a)	54,712
66,160	Banco Santander SA (a)	352,252

Shares		Fair Value
Common Stocks, continued
Banks, continued
217,098	Bank of America Corp. (a)	$3,382,387
25,000	Bank of Yokohama, Ltd. (The) (a)	152,331
73,236	Barclays plc (a)	270,711
13,532	BNP Paribas SA (a)	796,775
21,000	Chiba Bank, Ltd. (The) (a)	149,480
49,327	Citigroup, Inc. (a)	2,447,112
3,089	Citizens Financial Group, Inc. (a)	73,704
3,984	Fifth Third Bancorp (a)	75,337
493,510	HSBC Holdings plc (a)	3,732,668
61,867	ING Groep NV (a)	878,171
386,282	Intesa Sanpaolo SpA (a)	1,364,041
71,628	JPMorgan Chase & Co. (a)#	4,367,158
305,698	Lloyds Banking Group plc (a)	348,429
187,200	Mitsubishi UFJ Financial Group, Inc. (a)	1,131,551
277,900	Mizuho Financial Group, Inc. (a)	522,061
58,688	Regions Financial Corp. (a)	528,779
14,000	Shizuoka Bank, Ltd. (The) (a)	140,320
16,909	Societe Generale (a)	756,311
22,484	Standard Chartered plc (a)	218,550
27,100	Sumitomo Mitsui Financial Group, Inc. (a)	1,031,758
9,819	SunTrust Banks, Inc. (a)	375,479
35,577	Svenska Handelsbanken AB, A Shares (a)	511,259
26,845	Toronto-Dominion Bank (The) (a)	1,058,268
30,600	U.S. Bancorp (a)	1,254,906
8,706	UBI Banca - Unione di Banche Italiane SCPA (a)	61,766
61,547	UniCredit SpA (a)	383,546
74,719	Wells Fargo & Co. (a)	3,836,821

		30,256,643

Beverages (1.2%):
4,732	Anheuser-Busch InBev NV (a)	502,563
13,000	Asahi Breweries, Ltd. (a)	423,119
66,202	Coca-Cola Co. (The) (a)	2,656,024
1,420	Coca-Cola Enterprises, Inc. (a)	68,657
1,881	Constellation Brands, Inc., Class A (a)	235,520
8,632	Diageo plc, ADR (a)	930,443
1,778	Diageo plc (a)	47,839
8,353	Molson Coors Brewing Co., Class B (a)	693,466
5,756	PepsiCo, Inc. (a)	542,791
60,488	SABMiller plc (a)	3,427,060
6,300	Suntory Beverage & Food, Ltd. (a)	242,476

		9,769,958

Biotechnology (1.2%):
45,272	AbbVie, Inc. (a)	2,463,249
5,908	Alexion Pharmaceuticals, Inc. *(a)	923,952
3,878	Alkermes plc *(a)	227,522
7,748	Amgen, Inc. (a)	1,071,703
784	Baxalta, Inc. (a)	24,704
5,785	Biogen Idec, Inc. *(a)	1,688,121
5,365	Celgene Corp. *(a)	580,332
12,603	Gilead Sciences, Inc. (a)	1,237,489
31,581	Invitae Corp. *^(a)	228,015
63,198	Mesoblast, Ltd. *^(a)	140,665
557	Regeneron Pharmaceuticals, Inc. *(a)	259,083
4,590	Tesaro, Inc. *^(a)	184,059
1,808	Ultragenyx Pharmaceutical, Inc. *^(a)	174,128

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
4,697	Vertex Pharmaceuticals, Inc. *(a)	$489,146

		9,692,168

Building Products (0.1%):
14,200	Daikin Industries, Ltd. (a)	798,503

Capital Markets (0.7%):
1,290	Ameriprise Financial, Inc. (a)	140,778
14,867	Bank of New York Mellon Corp. (The) (a)	582,043
27,317	BHF Kleinwort Benson Group SA *(a)	163,010
26,385	Charles Schwab Corp. (The) (a)	753,556
17,813	Credit Suisse Group AG (a)	428,672
25,479	Deutsche Bank AG, Registered Shares (a)	684,912
5,018	Goldman Sachs Group, Inc. (The) (a)	871,928
28,498	Morgan Stanley (a)	897,686
100,800	Nomura Holdings, Inc. (a)	584,937
76,691	UBS Group AG (a)	1,421,607

		6,529,129

Chemicals (1.6%):
1,919	Air Liquide SA (a)	227,380
1,483	Air Products & Chemicals, Inc. (a)	189,201
25,399	AkzoNobel NV (a)	1,651,067
84,000	Asahi Kasei Corp. (a)	593,056
19,627	Axalta Coating Systems, Ltd. *(a)	497,347
7,165	BASF SE ^(a)	546,676
2,730	CF Industries Holdings, Inc. (a)	122,577
2,082	Ecolab, Inc. (a)	228,437
14,637	FMC Corp. ^(a)	496,341
34,700	Hitachi Chemical Co., Ltd. (a)	479,834
38,400	JSR Corp. ^(a)	554,833
37,900	Kuraray Co., Ltd. (a)	473,428
1,987	Linde AG (a)	321,836
6,605	LyondellBasell Industries NV, Class A (a)	550,593
3,727	Monsanto Co. (a)	318,062
24,100	Nitto Denko Corp. (a)	1,447,656
2,124	PPG Industries, Inc. (a)	186,254
2,246	Praxair, Inc. (a)	228,778
32,600	Shin-Etsu Chemical Co., Ltd. (a)	1,675,817
4,136	Syngenta AG, Registered Shares (a)	1,328,824
277,000	Ube Industries, Ltd. (a)	485,291

		12,603,288

Commercial Services & Supplies (0.2%):
2,086	Cintas Corp. (a)	178,875
1,800	SECOM Co., Ltd. (a)	108,481
4,700	Sohgo Security Services Co., Ltd. ^(a)	214,502
40,377	Tyco International plc (a)	1,351,014

		1,852,872

Communications Equipment (0.7%):
21,138	Alcatel-Lucent *(a)	77,816
103,599	Cisco Systems, Inc. (a)	2,719,474
19,608	El Towers SpA (a)	1,207,152
1,891	Harris Corp. (a)	138,327
3,000	Hitachi Kokusai Electric, Inc. (a)	31,829
28,570	QUALCOMM, Inc. (a)	1,535,066
3,589	Telefonaktiebolaget LM Ericsson, B Shares (a)	35,364

		5,745,028

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.2%):
6,000	Chiyoda Corp. (a)	$40,984
1,900	ComSys Holdings Corp. (a)	22,698
19,000	JGC Corp. (a)	252,700
6,900	Kinden Corp. (a)	87,756
3,000	Maeda Road Construction Co., Ltd. (a)	52,643
1,000	Nippo Corp. (a)	17,016
84,000	Okumura Corp. (a)	449,836
300	Sho-Bond Holdings Co., Ltd. (a)	11,507
95,000	Toda Corp. ^(a)	421,909

		1,357,049

Consumer Finance (0.0%):
2,213	Capital One Financial Corp. (a)	160,487
2,823	Discover Financial Services (a)	146,768

		307,255

Containers & Packaging (0.0%):
6,928	WestRock Co. (a)	356,376

Distributors (0.0%):
3,100	Canon Marketing Japan, Inc. (a)	46,050

Diversified Consumer Services (0.0%):
1,000	Benesse Holdings, Inc. (a)	26,810

Diversified Financial Services (0.7%):
16,855	Berkshire Hathaway, Inc., Class B *(a)	2,197,892
8	Berkshire Hathaway, Inc., Class A *(a)	1,561,920
7,519	CME Group, Inc. (a)	697,312
615,711	Delta Topco, Ltd. (a)(c)(k)	292,463

		4,749,587

Diversified Telecommunication Services (1.6%):
80,490	AT&T, Inc. (a)	2,622,364
116,521	BT Group plc (a)	741,333
75,955	Cellnex Telecom SAU *(a)	1,292,461
48,502	Deutsche Telekom AG, Registered Shares (a)	860,937
21,122	France Telecom SA (a)	319,403
22,500	Nippon Telegraph & Telephone Corp. (a)	790,292
294,500	Singapore Telecommunications, Ltd. (a)	747,242
8,689	TDC A/S (a)	44,843
32,883	Telecom Italia SpA (a)	33,743
60,896	Telecom Italia SpA *^(a)	74,866
139,100	Telekom Malaysia Berhad (a)	211,980
8,542	Verizon Communications, Inc. (a)	373,202
91,784	Verizon Communications, Inc. (a)	3,993,522

		12,106,188

Electric Utilities (0.6%):
18,345	American Electric Power Co., Inc. (a)	1,043,097
52,900	Chubu Electric Power Co., Inc. (a)	782,335
136,052	Enel SpA (a)	608,292
22,842	Iberdrola SA (a)	151,963
7,600	Kansai Electric Power Co., Inc. (The) *(a)	85,086
25,800	Kyushu Electric Power Co., Inc. *(a)	281,443
13,806	NextEra Energy, Inc. (a)	1,346,775
13,100	Tokyo Electric Power Co., Inc. (The) *(a)	87,917

		4,386,908

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.7%):
33,435	Eaton Corp. plc (a)	$1,715,215
19,238	Emerson Electric Co. (a)	849,742
85,000	GS Yuasa Corp. ^(a)	322,046
3,300	Mabuchi Motor Co., Ltd. (a)	144,206
148,000	Mitsubishi Electric Corp. (a)	1,359,063
1,766	Rockwell Automation, Inc. ^(a)	179,196
7,485	Schneider Electric SA (a)	419,716

		4,989,184

Electronic Equipment, Instruments & Components (0.3%):
2,123	Corning, Inc. (a)	36,346
32,000	Delta Electronics, Inc. (a)	150,905
6,923	Fitbit, Inc., Class A *^(a)	260,928
4,900	Hitachi High-Technologies Corp. (a)	106,438
116,000	Hitachi, Ltd. (a)	586,350
15,750	Hon Hai Precision Industry Co., Ltd. (a)	41,213
500	Keyence Corp. (a)	223,897
15,900	Kyocera Corp. (a)	729,703
2,300	Murata Manufacturing Co., Ltd. (a)	298,734
8,000	Omron Corp. (a)	241,835
1,630	Samsung SDI Co., Ltd. (a)	149,984
674	TE Connectivity, Ltd. (a)	40,366

		2,866,699

Energy Equipment & Services (0.6%):
1,200	Baker Hughes, Inc. (a)	62,448
1,384	Cameron International Corp. *(a)	84,867
2,350	Halliburton Co. (a)	83,073
1,698	Helmerich & Payne, Inc. ^(a)	80,247
19,523	Ocean Rig UDW, Inc. (a)	41,584
39,028	Oceaneering International, Inc. ^(a)	1,533,020
175,649	SBM Offshore NV *^(a)	2,223,744
19,231	Schlumberger, Ltd. (a)	1,326,362

		5,435,345

Food & Staples Retailing (0.5%):
423	Costco Wholesale Corp. (a)	61,153
3,214	CVS Health Corp. (a)	310,087
10,800	FamilyMart Co., Ltd. (a)	494,345
7,617	Kroger Co. (The) (a)	274,745
5,200	Seven & I Holdings Co., Ltd. (a)	238,281
2,091	The Fresh Market, Inc. *^(a)	47,236
843	Walgreens Boots Alliance, Inc. (a)	70,053
32,942	Wal-Mart Stores, Inc. (a)	2,135,959
786	Wesfarmers, Ltd. (a)	21,732

		3,653,591

Food Products (0.5%):
8,000	Ajinomoto Co., Inc. (a)	168,972
4,760	Archer-Daniels-Midland Co. (a)	197,303
4,263	Blue Buffalo Pet Products, Inc. *(a)	76,350
8,876	Boulder Brands, Inc. *^(a)	72,694
5,150	Danone SA (a)	325,679
584	General Mills, Inc. (a)	32,780
580	Kraft Heinz Co. (The) (a)	40,936
1,625	Mondelez International, Inc., Class A (a)	68,039
38,967	Nestle SA, Registered Shares (a)	2,935,372
28,589	SLC Agricola SA (a)	128,668

		4,046,793

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.2%):
339,000	Tokyo Gas Co., Ltd. (a)	$1,648,101

Health Care Equipment & Supplies (0.3%):
18,260	Abbott Laboratories (a)	734,418
4,313	Baxter International, Inc. (a)	141,682
870	Becton, Dickinson & Co. ^(a)	115,414
352	C.R. Bard, Inc. (a)	65,581
12,300	HOYA Corp. (a)	404,225
2,009	Medtronic plc (a)	134,482
1,836	Stryker Corp. (a)	172,768

		1,768,570

Health Care Providers & Services (2.1%):
5,880	Acadia Healthcare Co., Inc. *(a)	389,668
20,906	Aetna, Inc. (a)	2,287,326
36,197	Al Noor Hospitals Group plc (a)	457,616
1,904	AmerisourceBergen Corp. (a)	180,861
1,848	Anthem, Inc. (a)	258,720
955,300	Bangkok Dusit Medical Services Public Co., Ltd., Class F (a)	488,223
17,695	Brookdale Senior Living, Inc. *(a)	406,277
68,200	Bumrungrad Hospital Public Co., Ltd. (a)	407,031
10,421	Cardinal Health, Inc. (a)	800,541
378	CIGNA Corp. (a)	51,038
5,586	DaVita, Inc. *(a)	404,035
639	Express Scripts Holding Co. *^(a)	51,733
17,218	HCA Holdings, Inc. *(a)	1,331,985
383,817	Healthscope, Ltd. (a)	688,087
13,970	Humana, Inc. (a)	2,500,631
571,800	IHH Healthcare Berhad (a)	777,366
26,627	Integrated Diagnostics Holdings plc *(a)	166,178
81,339	Life Healthcare Group Holdings Pte, Ltd. (a)	209,486
7,182	McKesson, Inc. (a)	1,328,885
1,500	Medipal Holdings Corp. (a)	23,896
61,358	NMC Health plc (a)	774,442
393,999	PT Siloam International Hospital Tbk (a)	333,817
80,700	Raffles Medical Group, Ltd. (a)	256,550
11,100	Ship Healthcare Holdings, Inc. (a)	239,906
239,663	Spire Healthcare Group plc (a)	1,307,818
20,607	Tenet Healthcare Corp. *^(a)	760,810
2,635	UnitedHealth Group, Inc. (a)	305,686

		17,188,612

Health Care Technology (0.1%):
5,500	HTG Molecular Diagnostics, Inc. *^(a)	41,910
49,256	Veeva Systems, Inc., Class A *^(a)	1,153,083

		1,194,993

Hotels, Restaurants & Leisure (0.3%):
10,592	Las Vegas Sands Corp. ^(a)	402,178
16,942	McDonald’s Corp. (a)	1,669,296
936	Starbucks Corp. (a)	53,202
1,949	Wyndham Worldwide Corp. (a)	140,133

		2,264,809

Household Durables (0.3%):
4,400	Alpine Electronics, Inc. (a)	48,358
31,698	Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	66,693

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
213,000	Haier Electronics Group Co., Ltd. (a)	$356,917
1,906	MRV Engenharia e Participacoes SA (a)	2,976
60,100	Nikon Corp. ^(a)	727,536
7,400	Rinnai Corp. (a)	565,763
3,271	Whirlpool Corp. (a)	481,687

		2,249,930

Household Products (0.8%):
16,208	Colgate-Palmolive Co. (a)	1,028,560
7,477	Kimberly-Clark Corp. (a)	815,292
66,627	Procter & Gamble Co. (The) (a)	4,793,146

		6,636,998

Independent Power and Renewable Electricity Producers (0.3%):
42,010	AES Corp. (The) (a)	411,278
44,175	Calpine Corp. *^(a)	644,954
7,800	Electric Power Development Co., Ltd. (a)	239,298
20,291	NextEra Energy Partners LP ^(a)	442,344
33,196	NRG Energy, Inc. (a)	492,961
5,590	NRG Yield, Inc., Class A (a)	62,329
5,590	NRG Yield, Inc., Class A ^(a)	64,900
17,531	TerraForm Power, Inc., Class A (a)	249,291

		2,607,355

Industrial Conglomerates (0.7%):
1,009	3M Co. (a)	143,046
151,219	Beijing Enterprises Holdings, Ltd. (a)	912,515
105,008	General Electric Co. (a)	2,648,302
219,600	Keppel Corp., Ltd. (a)	1,053,095
22,097	Koninklijke Philips Electronics NV (a)	520,998

		5,277,956

Insurance (1.9%):
1,152	ACE, Ltd. (a)	119,117
128,200	AIA Group, Ltd. (a)	667,500
15,630	Allstate Corp. (The) (a)	910,291
26,359	American International Group, Inc. (a)	1,497,717
49,339	AXA SA (a)	1,197,710
3,088	Axis Capital Holdings, Ltd. ^(a)	165,887
21,098	Chubb Corp. (The) (a)	2,587,669
3,301	CNA Financial Corp. (a)	115,304
10,047	Hartford Financial Services Group, Inc. (The) (a)	459,952
145,457	Legal & General Group plc (a)	525,169
5,161	Lincoln National Corp. (a)	244,941
16,889	Marsh & McLennan Cos., Inc. (a)	881,944
15,785	MetLife, Inc. (a)	744,263
7,900	MS&AD Insurance Group Holdings, Inc. (a)	212,519
4,400	NKSJ Holdings, Inc. (a)	128,310
6,450	Prudential Financial, Inc. (a)	491,555
56,099	Prudential plc (a)	1,185,763
1,779	Reinsurance Group of America, Inc. (a)	161,160
43,900	Sony Financial Holdings, Inc. (a)	723,033
16,600	Tokio Marine Holdings, Inc. (a)	621,322
3,887	Travelers Cos., Inc. (The) (a)	386,873
22,774	UnumProvident Corp. (a)	730,590
19,921	XL Group plc (a)	723,531

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,324	Zurich Insurance Group AG (a)	$325,831

		15,807,951

Internet & Catalog Retail (0.0%):
200	Askul Corp. (a)	7,614
1,817	Expedia, Inc. (a)	213,825

		221,439

Internet Software & Services (2.2%):
18,976	Alibaba Group Holding, Ltd., ADR *(a)	1,119,016
18,600	DeNA Co., Ltd. ^(a)	347,311
95,700	Dropbox, Inc. *(a)(c)(k)	1,578,093
17,691	eBay, Inc. *(a)	432,368
19,169	Facebook, Inc., Class A *(a)	1,723,293
11,569	GoDaddy, Inc., Class A *^(a)	291,654
3,152	Google, Inc., Class A *(a)	2,012,143
8,140	Google, Inc., Class C *(a)#	4,952,540
75,600	Gree, Inc. ^(a)	339,666
5,547	Lookout, Inc. *(a)(c)(k)	64,702
13,729	SINA Corp. *(a)	550,807
65,112	Twitter, Inc. *^(a)	1,754,117
2,508	VeriSign, Inc. *^(a)	176,964
76,800	Yahoo! Japan Corp. ^(a)	293,256
12,562	Yahoo!, Inc. *(a)	363,167

		15,999,097

IT Services (0.9%):
3,052	Accenture plc, Class A (a)	299,890
542	Alliance Data Systems Corp. *(a)	140,367
3,091	Amdocs, Ltd. (a)	175,816
8,738	Atos Origin SA (a)	671,016
798	Automatic Data Processing, Inc. (a)	64,127
1,009	Cognizant Technology Solutions Corp., Class A *(a)	63,173
2,890	Computer Sciences Corp. ^(a)	177,388
3,045	Fidelity National Information Services, Inc. (a)	204,259
8,082	International Business Machines Corp. (a)	1,171,648
16,826	MasterCard, Inc., Class A (a)	1,516,359
400	NS Solutions Corp. (a)	16,958
7,258	PayPal Holdings, Inc. *(a)	225,288
800	SCSK Corp. (a)	30,086
33,330	Visa, Inc., Class A ^(a)	2,321,769
30,236	Worldline SA *(a)	775,509

		7,853,653

Leisure Products (0.1%):
6,300	Namco Bandai Holdings, Inc. (a)	146,751
40,100	Sega Sammy Holdings, Inc. (a)	392,687
8,600	Yamaha Corp. (a)	190,914

		730,352

Life Sciences Tools & Services (0.1%):
9,390	Thermo Fisher Scientific, Inc. (a)	1,148,209

Machinery (0.8%):
5,161	Caterpillar, Inc. ^(a)	337,323
4,015	CNH Industrial NV ^(a)	26,178
30,268	Colfax Corp. *^(a)	905,316
1,915	Dover Corp. ^(a)	109,500
3,800	FANUC Corp. (a)	585,917
169,090	Haitian International Holdings, Ltd. (a)	280,100
101,000	IHI Corp. (a)	260,084
2,930	Ingersoll-Rand plc (a)	148,756
27,700	Komatsu, Ltd. (a)	407,736

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
32,000	Kubota Corp. (a)	$440,732
174,000	Mitsubishi Heavy Industries, Ltd. (a)	779,884
8,300	Nabtesco Corp. (a)	151,748
11,811	PACCAR, Inc. ^(a)	616,180
1,106	Parker Hannifin Corp. ^(a)	107,614
1,100	SMC Corp. (a)	241,627
3,500	THK Co., Ltd. (a)	55,698
9,346	WABCO Holdings, Inc. *^(a)	979,740

		6,434,133

Media (1.0%):
27,306	Comcast Corp., Class A (a)	1,553,164
12,732	DISH Network Corp., Class A *(a)	742,785
19,192	Liberty Broadband Corp., Class C *(a)	982,055
7,208	Liberty Broadband Corp., Class A *^(a)	370,780
5,072	Liberty Global plc, Class A *(a)	217,792
20,943	Liberty Media Corp. *(a)	748,084
44,187	Liberty Media Corp., Class C *(a)	1,522,684
109,227	RAI Way SpA (a)	522,766
817	RTL Group ^(a)	70,323
721	Scripps Networks Interactive, Class A ^(a)	35,466
2,162	Time Warner Cable, Inc., Class A (a)	387,798
3,100	TV Asahi Holdings Corp. (a)	47,509
58,247	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA (a)	480,993

		7,682,199

Metals & Mining (1.2%):
211,020	Antofagasta plc (a)	1,599,900
116,487	Barrick Gold Corp., ADR (a)	740,857
15,651	Boliden AB (a)	245,096
54,869	Constellium NV *(a)	332,506
91,809	Eldorado Gold Corp. (a)	294,493
233,932	First Quantum Minerals, Ltd. (a)	857,324
47,404	Freeport-McMoRan Copper & Gold, Inc. ^(a)	459,345
115,936	Gerdau SA, ADR (a)	158,832
496,153	Glencore International plc (a)	691,272
78,695	Goldcorp, Inc. (a)	985,262
24,000	Nippon Steel Corp. (a)	438,487
216,347	Platinum Group Metals, Ltd. *(a)	49,760
353,956	Platinum Group Metals, Ltd. *(a)	79,582
50,331	Rio Tinto plc (a)	1,688,255
62,298	Southern Copper Corp. ^(a)	1,664,603
74,817	Tahoe Resources, Inc. (a)	578,103
43,008	Teck Cominco, Ltd. (a)	205,322
400	Yamato Kogyo Co., Ltd. (a)	8,022

		11,077,021

Multiline Retail (0.1%):
2,245	Kohl’s Corp. ^(a)	103,966
2,139	Macy’s, Inc. (a)	109,773
1,100	Ryohin Keikaku Co., Ltd. (a)	225,239
5,520	Target Corp. (a)	434,204

		873,182

Multi-Utilities (0.5%):
17,236	Dominion Resources, Inc. ^(a)	1,213,070
33,209	Engie Group (a)	537,721
61,406	National Grid plc (a)	855,042

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
14,944	Sempra Energy ^(a)	$1,445,383

		4,051,216

Oil, Gas & Consumable Fuels (3.9%):
55,254	Anadarko Petroleum Corp. (a)	3,336,789
15,596	Apache Corp. (a)	610,739
115,052	Athabasca Oil Corp. *(a)	109,508
6,840	BG Group plc (a)	98,614
36,654	BP plc (a)	185,756
61,539	Cameco Corp. ^(a)	748,930
100,835	Cenovus Energy, Inc. (a)	1,529,565
6,481	Chevron Corp. (a)	511,221
62,121	Coal India, Ltd. (a)	310,749
114,065	CONSOL Energy, Inc. ^(a)	1,117,837
1,678	Enbridge, Inc. (a)	62,314
5,006	ENI SpA (a)	78,760
9,319	EOG Resources, Inc. (a)	678,423
20,512	EQT Corp. (a)	1,328,562
11,653	Exxon Mobil Corp. (a)	866,401
137,900	INPEX Corp. (a)	1,232,173
56,500	JX Holdings, Inc. (a)	204,566
28,913	KazMunaiGas Exploration Production JSC, Registered Shares, GDR (a)	173,637
4,713	Kinder Morgan, Inc. (a)	130,456
31,303	Lundin Petroleum AB *^(a)	403,752
107,956	Marathon Petroleum Corp. (a)	5,001,601
2,151	Occidental Petroleum Corp. (a)	142,289
157,714	Oil & Natural Gas Corp., Ltd. (a)	552,373
286,201	Ophir Energy plc *(a)	389,723
72,803	Petroleo Brasileiro SA, ADR *^(a)	316,694
24,086	Pioneer Natural Resources Co. ^(a)	2,929,821
80,753	Reliance Industries, Ltd. (a)	1,063,496
4,929	Royal Dutch Shell plc, B Shares (a)	116,894
7,910	Royal Dutch Shell plc, A Shares (a)	186,500
153,515	Statoil ASA (a)	2,240,103
4,475	Suncor Energy, Inc. (a)	119,572
2,930	Suncor Energy, Inc. (a)	78,372
2,322	Total SA, ADR ^(a)	103,817
24,919	Total SA (a)	1,123,381
1,095	TransCanada Corp. (a)	34,632
5,042	Valero Energy Corp. (a)	303,024
75,905	Whiting Petroleum Corp. *^(a)	1,159,069
1,865	Williams Cos., Inc. (The) (a)	68,725

		29,648,838

Paper & Forest Products (0.0%):
3,167	International Paper Co. (a)	119,681

Personal Products (0.1%):
6,675	Edgewell Personal Care Co. ^(a)	544,680
167	L’Oreal SA (a)	29,037
1,986	Unilever NV (a)	79,918

		653,635

Pharmaceuticals (3.8%):
8,829	Allergan plc *(a)	2,399,810
32,500	Astellas Pharma, Inc. (a)	421,970
11,355	AstraZeneca plc, ADR (a)	361,316
30,268	AstraZeneca plc (a)	1,920,583
8,349	Bayer AG (a)	1,066,981
33,873	Bristol-Myers Squibb Co. (a)	2,005,282
34,798	Catalent, Inc. *^(a)	845,591
5,000	Eisai Co., Ltd. (a)	296,607
19,743	Eli Lilly & Co. (a)	1,652,292

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
6,167	GlaxoSmithKline plc (a)	$118,200
34,467	Johnson & Johnson Co. (a)	3,217,494
4,041	Merck & Co., Inc. (a)	199,585
52,571	Mylan NV *(a)	2,116,508
14,662	Novartis AG, Registered Shares (a)	1,351,002
2,008	Novo Nordisk A/S, B Shares (a)	108,093
13,200	Otsuka Holdings Co., Ltd. (a)	424,308
201	Perrigo Co. plc (a)	31,611
50,039	Pfizer, Inc. (a)#	1,571,725
6,599	Roche Holding AG (a)	1,745,010
21,485	Sanofi-Aventis SA (a)	2,046,611
2,300	Sawai Pharmaceutical Co., Ltd. (a)	134,354
20,242	Shire plc (a)	1,381,364
288,000	Sino Biopharmaceutical, Ltd. (a)	358,568
800	Takeda Pharmacuetical Co., Ltd. (a)	35,266
37,412	Teva Pharmaceutical Industries, Ltd., ADR (a)	2,112,282
3,107	Valeant Pharmaceuticals International, Inc. *(a)	554,227
12,395	Zoetis, Inc. (a)	510,426

		28,987,066

Real Estate Investment Trusts (REITs) (0.7%):
10,761	Crown Castle International Corp. (a)	848,720
10,449	Equity Residential Property Trust (a)	784,929
541,465	Fibra UNO Amdinistracion SA (a)	1,118,348
33,009	ProLogis, Inc. (a)	1,284,050
6,419	Simon Property Group, Inc. (a)	1,179,299
2,242	Unibail-Rodamco SE (a)	581,355

		5,796,701

Real Estate Management & Development (1.6%):
21,939	BR Malls Participacoes SA (a)	58,114
15,085	Brookfield Asset Management, Inc., Class A (a)	474,272
816,600	CapitaLand, Ltd. (a)	1,543,176
330,000	China Resources Land, Ltd. (a)	780,378
42,000	Daikyo, Inc. (a)	71,424
5,000	Daito Trust Construction Co., Ltd. (a)	508,669
11,484	Deutsche Annington Immobilien SE (a)	369,102
1,185,200	Global Logistic Properties, Ltd. (a)	1,705,181
61,000	Mitsubishi Estate Co., Ltd. (a)	1,250,373
152,666	Sun Hung Kai Properties, Ltd. (a)	1,989,926
67,467	The St. Joe Co. *^(a)	1,290,644
280,000	Wharf Holdings, Ltd. (The) (a)	1,582,158

		11,623,417

Road & Rail (0.8%):
7,319	Canadian National Railway Co. (a)	415,426
224,735	CAR, Inc. *^(a)	325,596
20,975	CSX Corp. (a)	564,228
22,100	East Japan Railway Co. (a)	1,870,427
7,032	Kansas City Southern (a)	639,068
37,000	Nippon Express Co., Ltd. (a)	177,140
9,700	Seino Holdings Co., Ltd. (a)	101,376
12,244	Union Pacific Corp. (a)	1,082,492

		5,175,753

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (0.8%):
2,018	Applied Materials, Inc. (a)	$29,644
418	Avago Technologies, Ltd. (a)	52,254
904	Broadcom Corp., Class A (a)	46,493
33,604	Intel Corp. (a)	1,012,824
5,876	KLA-Tencor Corp. (a)	293,800
45,524	Micron Technology, Inc. *(a)	681,950
22,700	ROHM Co., Ltd. (a)	1,015,051
18,551	SK Hynix, Inc. (a)	530,228
39,100	SUMCO Corp. (a)	350,990
187,000	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	746,508
8,276	Texas Instruments, Inc. (a)	409,828

		5,169,570

Software (1.9%):
46,845	Activision Blizzard, Inc. ^(a)	1,447,042
3,128	Adobe Systems, Inc. *(a)	257,184
2,110	Check Point Software Technologies, Ltd. *^(a)	167,386
2,923	Electronic Arts, Inc. *(a)	198,033
92,700	Gungho Online Enetertainment, Inc. (a)	275,036
2,264	Intuit, Inc. (a)	200,930
77,966	King Digital Entertainment plc ^(a)	1,055,660
63,061	Microsoft Corp. (a)	2,791,079
49,349	Mobileye NV *^(a)	2,244,392
9,300	Nexon Co., Ltd. (a)	124,578
7,200	Nintendo Co., Ltd. (a)	1,216,532
25,448	Nuance Communications, Inc. *(a)	416,584
56,339	Oracle Corp. (a)	2,034,965
972	Salesforce.com, Inc. *(a)	67,486
1,076	SAP AG (a)	69,607
6,200	Trend Micro, Inc. (a)	219,618
68,532	Uber Technologies, Inc. *(a)(c)(k)	2,606,060
34,079	UbiSoft Entertainment SA *(a)	691,134

		16,083,306

Specialty Retail (0.3%):
2,000	Autobacs Seven Co., Ltd. ^(a)	33,265
1,316	Home Depot, Inc. (The) (a)	151,985
2,044	Lowe’s Cos., Inc. (a)	140,872
20,400	Sanrio Co., Ltd. ^(a)	558,292
900	Shimamura Co., Ltd. ^(a)	97,135
4,588	Tiffany & Co. ^(a)	354,286
160,000	Yamada Denki Co., Ltd. ^(a)	646,184
229,760	Zhongsheng Group Holdings, Ltd. ^(a)	93,465

		2,075,484

Technology Hardware, Storage & Peripherals (1.0%):
42,577	Apple, Inc. (a)#	4,696,244
3,371	EMC Corp. (a)	81,443
38,556	Hewlett-Packard Co. (a)	987,419
42,000	Lenovo Group, Ltd. (a)	35,663
236,000	NEC Corp. (a)	727,529
519	Samsung Electronics Co., Ltd. (a)	499,205
2,372	SanDisk Corp. (a)	128,871
1,685	Western Digital Corp. (a)	133,856

		7,290,230

Textiles, Apparel & Luxury Goods (0.0%):
9,190	Coach, Inc. (a)	265,867
8,971	Michael Kors Holdings, Ltd. *(a)	378,935

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
789	Nike, Inc., Class B (a)	$97,023

		741,825

Tobacco (0.3%):
1,911	Altria Group, Inc. (a)	103,958
1,310	British American Tobacco plc (a)	72,387
677	Imperial Tobacco Group plc (a)	35,034
12,700	Japan Tobacco, Inc. (a)	395,119
25,461	Philip Morris International, Inc. (a)	2,019,822
812	Reynolds American, Inc. (a)	35,947

		2,662,267

Trading Companies & Distributors (0.5%):
59,800	Mitsubishi Corp. (a)	983,315
84,100	Mitsui & Co., Ltd. (a)	947,237
67,900	Sumitomo Corp. (a)	655,559
12,800	Toyota Tsushu Corp. (a)	270,402
6,181	United Rentals, Inc. *^(a)	371,169
32,255	Univar, Inc. *(a)	585,428

		3,813,110

Transportation Infrastructure (0.0%):
6,000	Kamigumi Co., Ltd. (a)	49,254

Water Utilities (0.1%):
16,063	American Water Works Co., Inc. (a)	884,750

Wireless Telecommunication Services (0.6%):
375,531	America Movil SAB de C.V., Series L (a)	312,161
30,360	America Movil SAB de C.V., Series L, ADR (a)	502,458
314,500	Axiata Group Berhad (a)	415,333
107,029	Far EasTone Telecommunications Co., Ltd. (a)	231,101
35,200	KDDI Corp. (a)	788,379
347,020	Vodafone Group plc (a)	1,097,105
44,788	Vodafone Group plc, ADR (a)	1,421,571

		4,768,108

Total Common Stocks (Cost $414,026,947)		396,847,166

Preferred Stocks (2.0%):
Automobiles (0.0%):
1,908	Volkswagen AG, 4.97%(a)	208,637

Banks (0.6%):
26,982	Citigroup Capital XIII, 7.88%^(a)	693,169
15,683	HSBC Holdings plc, Series 2, 8.00%(a)	400,074
21,833	RBS Capital Fund Trust V, Series E, 5.90%^(a)	532,070
27,501	RBS Capital Funding Trust VII, Series G, 6.08%^(a)	672,400
14,719	Royal Bank of Scotland Group plc, Series T, ADR, 7.25%(a)	371,360
14,159	U.S. Bancorp, Series F, Series F, 6.50%^(a)	406,646
7,409	U.S. Bancorp, Series G, Series G, 6.00%^(a)	195,079

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
576,000	USB Capital IX, 3.50%(a)	$468,720

		3,739,518

Consumer Finance (0.1%):
36,300	GMAC Capital Trust I, 8.13%(a)	926,739

Food & Staples Retailing (0.0%):
11,174	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 2.40%(a)	140,524

Health Care Providers & Services (0.2%):
19,462	Anthem, Inc., 5.25%(a)	940,793
143,925	Grand Rounds, Inc., Series C, *(a)(c)(k)	411,395

		1,352,188

Internet Software & Services (0.5%):
144,482	Domo, Inc., Series E, 0.00% *(a)(c)(k)	1,218,735
63,925	Lookout, Inc., Series F, 0.00% *(a)(c)(k)	745,647
116,157	Palantir Technologies, Inc., Series I, 0.00% *(a)(c)(k)	1,282,373

		3,246,755

Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., 6.25%^(a)	236,693

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., 6.38%(a)	372,075

Pharmaceuticals (0.3%):
2,213	Allergan plc, Series A, 5.50%(a)	2,087,877

Real Estate Investment Trusts (REITs) (0.1%):
3,376	American Tower Corp., Series A, 5.25%^(a)	336,123
13,044	Welltower, Inc. Series I, 6.50%(a)	792,162

		1,128,285

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., 6.00%(a)	269,568

Technology Hardware, Storage & Peripherals (0.2%):
2,383	Samsung Electronics Co., Ltd., 2.23%(a)	1,857,090

Thrifts & Mortgage Finance (0.0%):
31,557	Fannie Mae, Series S, 8.25%^(a)	153,051

Total Preferred Stocks (Cost $15,885,154)		15,719,000

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(a)(b)	50,426

Total Warrant (Cost $–)		50,426

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks (0.1%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 7.50%(a)	$317,560

Metals & Mining (0.0%):
11,422	Cliffs Natural Resources, Inc., Series A, 7.00%(a)	27,413

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A, 0.00%(a)	894,738

Total Convertible Preferred Stocks (Cost $1,458,533)		1,239,711

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (1.8%):
Biotechnology (0.2%):
$178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	229,954
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20(a)	235,156
295,000	Gilead Sciences, Inc., 1.63%, 5/1/16(a)	1,264,628

		1,729,738

Communications Equipment (0.4%):
3,065,000	AliphCom, Inc., 0.00%, 4/1/20(a)(d)(k)	3,126,299

Diversified Financial Services (0.2%):
600,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(b)	930,492
800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(a)(b)	594,675

		1,525,167

Diversified Telecommunication Services (0.2%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(b)	398,878
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	955,297

		1,354,175

Electrical Equipment (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(a)(b)(e)	235,885

Food & Staples Retailing (0.1%):
600,000	Olam International, Ltd., 6.00%, 10/15/16(a)(b)	606,750

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(c)(f)	20,000

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)	406,888

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Internet Software & Services, continued
$375,000	Twitter, Inc., 1.00%, 9/15/21(a)(b)	$319,453

		726,341

Oil, Gas & Consumable Fuels (0.3%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	630,168
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	721,980
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(b)	971,680

		2,323,828

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(a)(b)	527,166
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(b)	514,515

		1,041,681

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39(a)	371,153

Software (0.1%):
340,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	524,025

Technology Hardware, Storage & Peripherals (0.1%):
401,000	SanDisk Corp., 1.50%, 8/15/17(a)	497,742
411,000	SanDisk Corp., 0.50%, 10/15/20^(a)	397,899

		895,641

Total Convertible Bonds (Cost $15,534,633)		14,480,683

Floating Rate Loans (1.3%):
Biotechnology (0.2%):
1,278,515	Grifols Worldwide Operations USA, 3.19%, 3/3/21(a)(e)	1,277,531

Capital Markets (0.1%):
103,544	Sheridan Production Partners, 4.25%, 12/2/20(a)(d)(e)	76,967
744,179	Sheridan Production Partners, 4.25%, 12/2/20(a)(d)(e)	553,170
38,627	Sheridan Production Partners, 4.25%, 12/2/20(a)(d)(e)	28,713

		658,850

Commercial Services & Supplies (0.1%):
1,022,347	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(a)(d)(e)	1,142,274

Energy Equipment & Services (0.1%):
374,191	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(a)(e)	219,213
1,289,877	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	778,221

		997,434

Hotels, Restaurants & Leisure (0.2%):
1,495,219	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	1,490,225

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Independent Power and Renewable Electricity Producers (0.1%):
$605,000	Calpine Corp., 0.00%, 6/15/22(a)(e)	$594,582

Marine (0.0%):
474,412	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(a)(e)	314,298

Media (0.1%):
1,102,599	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	1,094,671

Metals & Mining (0.0%):
350,000	Novelis, Inc., 0.00%, 6/15/22(a)(e)	343,875

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(e)	111,522

Pharmaceuticals (0.2%):
665,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/16(a)(e)	665,000
605,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/22(a)(e)	602,544
187,724	Mallinckrodt International Finance SA, 3.25%, 2/24/21(a)(e)	183,969

		1,451,513

Real Estate Management & Development (0.0%):
292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(a)(d)(e)(k)	292,000

Specialty Retail (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.33%, 12/10/18(a)(e)	338,935
122,640	Autobahn Tank & Rast Holding GmbH, 3.52%, 12/10/19(a)(e)	136,537

		475,472

Trading Companies & Distributors (0.1%):
585,000	Univar USA, Inc., 0.00%, 6/30/22(a)(e)	573,206

Total Floating Rate Loans (Cost $12,205,588)		10,817,453

Corporate Bonds (3.5%):
Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19(a)	626,411

Banks (0.9%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	560,063
332,000	Bank of America Corp., 1.39%, 3/22/18, MTN(a)(e)	333,901
385,000	Bank of America Corp., 2.60%, 1/15/19(a)	388,912
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	364,823
1,165,000	Citigroup, Inc., 1.80%, 2/5/18(a)	1,163,869

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a)(e)	$289,246
799,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 3/27/20 @ 100(a)(e)	785,018
410,000	HSBC USA, Inc., 1.63%, 1/16/18(a)	408,836
323,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	348,088
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100^(a)(e)	1,554,827
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(a)(e)	733,514
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	403,467

		7,334,564

Biotechnology (0.1%):
849,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	844,310

Capital Markets (0.3%):
176,000	Deutsche Bank Capital Funding Trust VII, 5.63%, 1/29/49(a)(b)	175,560
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	420,117
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(a)(e)	659,518
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.37%, 12/31/49, Callable 5/10/20 @ 100(a)(e)	677,625
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19(a)	312,925
489,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(a)(e)	481,425

		2,727,170

Communications Equipment (0.2%):
1,350,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	1,331,134

Consumer Finance (0.4%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17(a)	573,601
431,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	424,401
430,000	American Express Co., Series C, 4.95%, 12/29/49, Callable 3/15/20 @ 100(a)(e)	413,101
773,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17(a)	767,824
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	408,457
255,000	Hyundai Capital America, 2.00%, 3/19/18(a)(b)	253,907

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$198,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	$200,025

		3,041,316

Diversified Financial Services (0.3%):
567,978	Delta Topco, Ltd., 10.00%, 11/24/60(a)(c)(k)	569,227
307,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	354,063
600,000	General Electric Capital Corp., Series B, 6.25%, 12/29/49, Callable 12/15/22 @ 100(a)(e)	651,000
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	493,063

		2,067,353

Diversified Telecommunication Services (0.3%):
1,070,000	AT&T, Inc., 2.38%, 11/27/18(a)	1,081,369
1,620,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	1,580,478
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	117,838

		2,779,685

Energy Equipment & Services (0.1%):
562,000	Pemex Project FDG Master TR, 5.75%, 3/1/18(a)	594,849

Health Care Equipment & Supplies (0.1%):
870,000	Medtronic, Inc., 3.15%, 3/15/22(a)	882,431

Internet Software & Services (0.0%):
266,000	eBay, Inc., 2.20%, 8/1/19, Callable 7/1/19 @ 100(a)	262,711

IT Services (0.1%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/9/15 @ 103.69(a)	132,600
263,000	Xerox Corp., 6.35%, 5/15/18(a)	290,322

		422,922

Media (0.0%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^(a)	185,588
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(b)	211,250

		396,838

Oil, Gas & Consumable Fuels (0.1%):
399,000	Chesapeake Energy Corp., 3.54%, 4/15/19, Callable 11/6/15 @ 101^(a)(e)	283,290
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100(a)	239,625

		522,915

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals (0.2%):
$475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(a)(b)	$502,748
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(b)	359,063
513,000	Mylan, Inc., 2.55%, 3/28/19(a)	505,431

		1,367,242

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19(a)	166,759

Real Estate Management & Development (0.1%):
1,216,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(b)	1,179,571

Technology Hardware, Storage & Peripherals (0.2%):
1,645,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)(b)	1,642,894

Total Corporate Bonds (Cost $28,485,804)		28,191,075

Foreign Bonds (9.4%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(e)	1,597,302

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(a)(b)	264,718

Sovereign Bonds (9.2%):
6,743,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.99%, 1/1/21+(a)(g)(h)	1,415,183
1,025,000	Buoni del Tesoro Poliennali, 2.50%, 12/1/24+(a)	1,223,642
3,596,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+(a)	3,942,763
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+(a)	1,333,390
3,738,000	Government of Poland, 5.75%, 10/25/21+(a)	1,159,017
221,030,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+(a)	927,259
24,694,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+(a)	1,601,240
2,862,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+(a)	180,608
160,000,000	Japan Treasury Discount Bill, Series 542, 0.00%, 10/5/15+(a)(g)	1,333,877
290,000,000	Japan Treasury Discount Bill, Series 523, 0.00%, 10/13/15+(a)(g)	2,417,621
240,000,000	Japan Treasury Discount Bill, Series 531, 0.00%, 11/10/15+(a)	2,000,850
410,000,000	Japan Treasury Discount Bill, Series 551, 0.00%, 11/16/15+(a)(g)	3,418,132

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$490,000,000	Japan Treasury Discount Bill, Series 553, 0.00%, 11/24/15+(a)(g)	$4,085,104
410,000,000	Japan Treasury Discount Bill, Series 554, 0.00%, 11/30/15+(a)(g)	3,418,169
310,000,000	Japan Treasury Discount Bill, Series 537, 0.00%, 12/10/15+(a)(g)	2,584,493
410,000,000	Japan Treasury Discount Bill, Series 559, 0.00%, 12/21/15+(a)(g)	3,418,248
340,000,000	Japan Treasury Discount Bill, Series 543, 0.00%, 1/13/16+(a)(g)	2,834,665
410,000,000	Japan Treasury Discount Bill, Series 549, 0.00%, 2/10/16+(a)(g)	3,418,248
81,748,300	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(a)(e)(i)	6,161,051
324,651,200	Mexican Cetes, Series BI, 0.00%, 10/1/15+(a)(i)	1,920,609
242,289,600	Mexican Cetes, Series BI, 0.00%, 10/15/15+(a)(i)	1,431,702
162,147,200	Mexican Cetes, Series BI, 0.00%, 10/29/15+(a)(i)	956,928
435,690,400	Mexican Cetes, Series BI, 0.00%, 11/12/15+(a)(i)	2,567,919
81,068,000	Mexican Cetes, Series BI, 0.00%, 11/26/15+(a)(i)	477,232
98,700,000	Mexican Cetes, Series BI, 0.00%, 12/10/15+(a)(i)	580,362
123,424,300	Mexican Cetes, Series BI, 0.00%, 12/24/15+(a)(i)	724,837
205,624,300	Mexican Cetes, Series BI, 0.00%, 1/7/16+(a)(i)	1,206,067
123,424,300	Mexican Cetes, Series BI, 0.00%, 2/18/16+(a)(i)	720,733
14,845,000	Nota do Tesouro Nacional, Series NTNF, 1.53%, 1/1/25+(a)(g)(h)	2,834,313
7,599,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	2,270,359
3,942,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,073,715
6,326,633	United Kingdom Treasury, 2.25%, 9/7/23+(a)(b)	10,053,219

		73,691,555

Total Foreign Bonds (Cost $80,785,941)		75,553,575

Yankee Dollars (3.7%):
Banks (0.9%):
450,000	Banco Santander Chile SA, 2.21%, 6/7/18(a)(b)(e)	453,375
1,222,000	BNP Paribas SA, 2.40%, 12/12/18(a)	1,238,410
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(a)(e)	1,219,219

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100^(a)(e)	$318,907
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18(a)	227,660
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19^(a)	1,103,734
835,000	Itau Unibanco Holding SA, 2.85%, 5/26/18(a)(b)	782,145
200,000	Lloyds Bank plc, 2.30%, 11/27/18(a)	202,299
250,000	Rabobank Nederland, 3.95%, 11/9/22^(a)	251,079
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 4/2/20 @ 100^(a)(b)(e)	422,531
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	463,113
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	367,570

		7,050,042

Capital Markets (0.6%):
2,490,000	Credit Suisse AG, Series 0004, 7.88%, 1/15/16(a)(b)	2,487,285
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(a)(b)(e)	411,880
475,000	Deutsche Bank AG, 1.88%, 2/13/18(a)	473,689
495,000	UBS Group AG, 4.13%, 9/24/25(a)(b)	492,406

		3,865,260

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	259,729
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20^(a)	819,493
368,000	Volkswagen International Finance NV, Registered Shares, 4.00%, 8/12/20(a)(b)	365,240

		1,444,462

Diversified Telecommunication Services (0.2%):
568,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/16 @ 103.75(a)	523,980
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(b)	559,130

		1,083,110

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(a)(b)	72,250

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.1%):
$400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)(b)	$410,217
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25^(a)(b)	230,000

		640,217

Internet Software & Services (0.1%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(a)(b)	643,422
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(a)(b)	292,392

		935,814

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(a)(b)	199,750

Metals & Mining (0.0%):
355,000	First Quantum Minerals, Ltd., Registered Shares, 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(a)(b)	229,863

Oil, Gas & Consumable Fuels (0.7%):
1,142,000	Petrobras Global Finance BV, 2.43%, 1/15/19(a)(e)	787,980
140,000	Petrobras Global Finance BV, 6.25%, 3/17/24(a)	101,892
229,000	Petrobras International Finance Co., 5.38%, 1/27/21(a)	166,598
750,000	Petroleos Mexicanos, 3.50%, 7/23/20^(a)(b)	727,838
802,000	Petronas Capital, Ltd., 3.50%, 3/18/25(a)(b)	763,627
469,000	YPF SA, 8.88%, 12/19/18(a)(b)	452,585
1,615,000	YPF Sociedad Anonima, 8.50%, 7/28/25(a)(b)	1,401,012

		4,401,532

Paper & Forest Products (0.1%):
989,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 11/9/15 @ 108(a)(b)	986,528

Pharmaceuticals (0.0%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100(a)	675,591

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24^(a)(b)	323,110

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(b)	212,213

Road & Rail (0.0%):
530,018	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/22/15 @ 100(a)(b)	291,510

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds (0.9%):
$388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(a)(b)	$398,670
516,000	Federal Republic of Brazil, 6.00%, 1/17/17(a)	536,124
1,437,451	Republic of Argentina, 0.35%, 5/7/24(a)(g)	1,390,733
781,000	Republic of Colombia, 7.38%, 1/27/17(a)	837,623
860,000	Republic of Hungary, 4.13%, 2/19/18^(a)	893,325
818,000	Republic of Hungary, 6.38%, 3/29/21^(a)	933,744
480,000	Republic of Indonesia, 6.88%, 1/17/18(a)(b)	526,678
1,437,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,550,810
248,000	United Mexican States, 5.95%, 3/19/19(a)	278,132

		7,345,839

Total Yankee Dollars (Cost $31,031,052)		29,757,091

U.S. Government Agency Mortgages (0.4%):
2,876,000	Federal National Mortgage Association, 3.00%, 10/25/44, TBA(a)	2,914,646

Total U.S. Government Agency Mortgages (Cost $2,889,032)		2,914,646

U.S. Treasury Obligations (22.0%):
U.S. Treasury Bills (16.7%)
10,500,000	0.02%, 10/8/15(a)(g)	10,500,032
2,000,000	0.02%, 10/15/15(a)(g)	2,000,040
7,232,000	0.03%, 10/22/15(a)(g)	7,232,072
11,000,000	0.05%, 10/29/15(a)(g)	11,000,132
12,725,000	0.00%, 12/24/15(a)(g)	12,725,445
10,000,000	0.19%, 2/11/16(a)(g)	9,999,080
37,000,000	0.25%, 2/18/16(a)(g)	36,996,595
16,000,000	0.20%, 2/25/16(a)(g)	15,998,208
15,000,000	0.15%, 3/3/16(a)(g)	14,998,320
5,000,000	0.19%, 3/10/16(a)(g)	4,999,330
7,000,000	0.10%, 3/24/16(a)(g)	6,998,425

		133,447,679

U.S. Treasury Notes (4.8%)
1,940,000	0.38%, 3/15/16(j)	1,941,946
513,000	2.13%, 8/15/21(a)	524,178
3,296,500	1.75%, 3/31/22(a)	3,304,656
4,236,100	1.88%, 8/31/22(a)	4,271,954
9,387,200	2.25%, 11/15/24(a)	9,562,722
2,455,200	2.00%, 2/15/25(a)	2,445,610
6,515,900	2.13%, 5/15/25(a)	6,555,100
10,292,700	2.00%, 8/15/25(a)	10,238,293

		38,844,459

U.S. Treasury Inflation Index Notes (0.5%)
1,632,200	0.13%, 4/15/20(a)	1,652,655
319,600	0.25%, 1/15/25(a)	308,657
2,053,900	0.38%, 7/15/25(a)	2,013,453

		3,974,765

Total U.S. Treasury Obligations (Cost $175,775,768)		176,266,903

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Swaptions (0.1%):
Total Purchased Swaptions (Cost $567,845)		$515,246

Collateralized Mortgage Obligation (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.20%, 8/20/25(a)(d)(e)	666,604

Total Collateralized Mortgage Obligation (Cost $687,032)		666,604

Purchased Options (0.5%):
Total Purchased Options (Cost $7,363,329)		4,066,893

Exchange Traded Funds (0.9%):
4,667	ETFS Platinum Trust (j)	410,043
5,528	ETFS Physical Palladium Shares (j)	348,043
121,576	iShares Gold Trust (j)	1,310,589
50,342	SPDR Gold Trust (j)	5,379,546

Total Exchange Traded Fund (Cost $9,025,880)		7,448,221

Securities Held as Collateral for Securities on Loan (5.5%):
$43,788,745	Allianz Variable Insurance Products Securities Lending Collateral Trust (l)	43,788,745

Total Securities Held as Collateral for Securities on Loan (Cost $43,788,745)		43,788,745

Unaffiliated Investment Companies (1.5%):
4,265,189	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (g) (m)	4,265,189
8,016,607	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (g)	8,016,607

Total Unaffiliated Investment Company (Cost $12,281,796)		12,281,796

Total Investment Securities (Cost $851,793,079)(n) - 102.3%		820,605,234
Net other assets (liabilities) - (2.3)%		(18,406,708)

Net Assets - 100.0%		$802,198,526

Percentages indicated are based on net assets as of September 30, 2015.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
TBA	-	To Be Announced Security
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2015. The total value of securities on loan as of September 30, 2015, was $43,364,723.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
#	All or a portion of the security has been pledged as collateral for open derivative positions.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 1.10% of the net assets of the fund.
(d)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.73% of the net assets of the Fund.
(e)	Variable rate security. The rate presented represents the rate in effect at September 30, 2015. The date presented represents the final maturity date.
(f)	Defaulted bond.
(g)	The rate represents the effective yield at September 30, 2015.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(k)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2015. The total of all such securities represent 1.60% of the net assets of the fund.
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2015.
(m)	All or a portion of these securities are held by the VIP Subsidiary.
(n)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2015:

Country	Percentage
Argentina	0.5%
Australia	0.2%
Belgium	0.1%
Bermuda	—	%NM
Brazil	0.8%
Canada	1.0%
Cayman Islands	0.3%
Chile	0.1%
China	0.2%
Colombia	0.1%
Cyprus	—	%NM
Denmark	—	%NM
European Community	0.1%
France	1.7%
Germany	0.7%
Guernsey	—%
Hong Kong	0.9%
Hungary	0.3%
India	0.3%
Indonesia	0.3%
Ireland (Republic of)	0.9%
Israel	0.5%
Italy	1.3%
Japan	11.0%
Jersey	0.3%
Kazakhstan	—	%NM
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	2.4%
Netherlands	1.5%
Norway	0.3%
Poland	0.5%
Portugal	0.1%
Republic of Korea (South)	0.3%
Singapore	0.8%
South Africa	—	%NM
Spain	0.4%
Sweden	0.1%
Switzerland	1.2%
Taiwan	0.1%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.1%
United Kingdom	4.8%
United States	64.7%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Securities Sold Short (-0.3%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Aeon Co., Ltd.	$(233,752)	$(255,336)	$(21,584)
ConocoPhillips	(640,095)	(622,521)	17,574
Franklin Resources, Inc.	(151,533)	(151,015)	518
Reckitt Benckiser Group plc	(160,051)	(153,014)	7,037
T. Rowe Price Group, Inc.	(153,282)	(154,846)	(1,564)
Waddell & Reed Financial, Inc.	(300,945)	(289,947)	10,998
Walt Disney Co. (The)	(403,780)	(381,717)	22,063

	$(2,043,438)	$(2,008,396)	$35,042

Futures Contracts

Cash of $35,251,743 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)(a)	Short	12/18/15	(88)	(3,480,840)	$34,224
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Short	12/18/15	(250)	(23,858,750)	(78,721)
Russell 2000 Mini Index December Futures (U.S. Dollar)(a)	Short	12/18/15	(50)	(5,479,500)	249,169
S&P 500 Index E-Mini December Futures (U.S. Dollar)(a)	Short	12/18/15	(199)	(18,991,565)	351,977
CAC40 10 Euro December Futures (Euro)(a)	Short	12/18/15	(3)	(148,942)	3,790
DJ EURO STOXX 50 December Futures (Euro)(a)	Long	12/18/15	143	4,938,638	(126,241)
ASX SPI 200 Index December Futures (Australian Dollar)(a)	Long	12/17/15	1	87,835	(735)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)(a)	Long	12/18/15	6	499,560	(14,554)
FTSE 100 Index December Futures (British Pounds)(a)	Long	12/18/15	1	91,029	(2,017)
Tokyo Price Index December Futures (Japanese Yen)(a)	Long	12/10/15	3	353,022	4,261
NIKKEI 225 Index December Futures (Japanese Yen)(a)	Long	12/10/15	3	218,779	4,125
German Stock Index December Futures (Euro)(a)	Long	12/18/15	1	269,815	(13,857)
EURO STOXX 600 Index December Futures (Euro)(a)	Long	12/18/15	142	2,748,740	(32,207)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	Long	12/21/15	128	16,478,000	176,477

Total					$555,691

Option Contracts(a)

Over-the-counter options purchased as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	49.00	01/15/16	39,100	$8,324
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	19.00	01/15/16	40,927	494,678
Bank of America Corp.	Goldman Sachs	Call	USD	16.50	01/15/16	109,500	62,265
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	47,470
Baxter International, Inc.	Goldman Sachs	Call	USD	72.75	03/18/16	15,855	—
Citigroup, Inc.	Goldman Sachs	Call	USD	50.50	01/15/16	50,800	132,547
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	47.50	12/18/15	2,102	3,924
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	79,900
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	74,907
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	32,823
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	61,998
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	60,622
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	50,141
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	82,449

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Freeport-McMoRan, Inc.	Deutsche Bank	Call	USD	12.00	10/22/15	44,306	$19,541
General Electric Co.	Deutsche Bank	Call	USD	28.50	01/15/16	79,276	16,612
Gilead Sciences, Inc.	Citigroup Global Markets	Call	USD	95.00	01/15/16	7,700	74,819
Gilead Sciences, Inc.	Deutsche Bank	Call	USD	99.00	05/20/16	8,091	85,915
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	2,522
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	05/20/16	14,300	21,804
Ingersoll-Rand plc	Morgan Stanley	Call	USD	63.50	01/15/16	13,291	2,639
International Business Machines Corp.	Barclays Bank	Call	USD	182.00	01/15/16	7,500	1,656
International Business Machines Corp.	Deutsche Bank	Call	USD	182.00	01/15/16	7,500	1,656
Johnson & Johnson	Goldman Sachs	Call	USD	103.00	04/15/16	79,556	146,457
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	59.00	01/15/16	39,100	169,135
KeyCorp	Deutsche Bank	Call	USD	15.75	05/20/16	79,719	29,846
Merck & Co., Inc.	Goldman Sachs	Call	USD	59.00	01/15/16	78,450	24,342
MetLife, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	60,533	20,027
Morgan Stanley	Deutsche Bank	Call	USD	40.75	05/20/16	59,789	19,897
MS Japan Custom Index	Morgan Stanley	Call	JPY	131.28	12/11/15	1,352,770	98,763
MS Japan Custom Index	Morgan Stanley	Call	JPY	139.99	12/11/15	349,532	14,838
Nikkei 225	Goldman Sachs	Call	JPY	21968.28	03/09/18	16,713	106,187
Pfizer, Inc.	Citigroup Global Markets	Call	USD	33.00	01/15/16	151,299	154,481
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	90.00	01/15/16	46,970	32,696
S&P 500 Index	Morgan Stanley	Call	USD	2025.00	10/30/15	1,941	9,986
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	105,364
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	58,101
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	415.00	09/16/16	5,195	18,901
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	400.00	12/16/16	8,646	66,970
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	45.50	05/20/16	59,800	42,849
Taiwan Stock Exchange	Citigroup Global Markets	Call	TWD	9000.77	9/22/16	6,700	42,108
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	TWD	9483.14	09/21/16	6,239	21,603
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Call	TWD	9677.00	12/21/16	6,300	25,368
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	63.50	05/20/16	15,900	37,642
Tokyo Stock Exchange Index	Citigroup Global Markets	Call	JPY	1675.00	06/10/16	254,440	49,145
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	JPY	1675.00	06/10/16	135,033	26,082
Tokyo Stock Exchange Price Index	Bank of America	Call	JPY	1525.00	12/11/15	135,475	29,757
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Call	JPY	1690.00	03/11/16	402,508	41,258
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Call	JPY	1685.00	12/11/15	278,384	9,109
United Continental Holdings, Inc.	Morgan Stanley	Call	USD	61.50	12/18/15	970	1,140
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	4,630
Wells Fargo & Co.	Deutsche Bank	Call	USD	59.00	05/20/16	59,789	47,847
Gentex Corp.	UBS Warburg	Put	USD	15.00	03/21/16	4,097	4,175
Ibovespa Brasil Sao Paulo Index	BNP Paribas	Put	BRL	46600.00	02/17/16	42	37,316
Ibovespa Brasil Sao Paulo Index	Morgan Stanley	Put	BRL	47000.00	02/17/16	48	44,748
Ibovespa Brasil Sao Paulo Index	Morgan Stanley	Put	USD	15.00	03/18/16	16,065	16,371
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	49122.00	08/17/16	44	53,203

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	51369.43	08/17/16	101	$146,471
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Put	BRL	51370.00	08/17/16	34	49,310
Russell 2000 Index	Bank of America	Put	USD	1130.00	10/16/15	5,820	225,225
S&P 500 Index	Credit Suisse First Boston	Put	USD	1920.00	10/16/15	4,043	152,025
S&P 500 Index	BNP Paribas	Put	USD	1925.00	10/16/15	1,905	76,098

Total							$3,678,683

Over-the-counter options written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	55.00	01/15/16	39,100	$(1,904)
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	24.00	01/15/16	40,927	(302,765)
Bank of America Corp.	Goldman Sachs	Call	USD	19.00	01/15/16	109,500	(12,941)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	51.25	05/20/16	59,789	(20,354)
Baxter International, Inc.	Goldman Sachs	Call	USD	82.00	03/18/16	15,855	—
Citigroup, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	50,800	(28,906)
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	54.00	12/18/15	2,102	(937)
Freeport-McMoRan, Inc.	Deutsche Bank	Call	USD	15.00	10/22/15	44,306	(7,053)
Gilead Sciences, Inc.	Deutsche Bank	Call	USD	107.50	05/20/16	8,091	(56,661)
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	245.00	05/20/16	14,300	(7,266)
Ibovespa Brasil Sao Paulo Index	BNP Paribas	Call	BRL	51000.00	02/17/16	42	(21,132)
Ibovespa Brasil Sao Paulo Index	Morgan Stanley	Call	BRL	51500.00	02/17/16	48	(22,156)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	60785.00	08/17/16	44	(17,077)
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Call	BRL	63000.00	08/17/16	34	(9,873)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	63004.60	08/17/16	101	(29,311)
Johnson & Johnson	Goldman Sachs	Call	USD	113.00	04/15/16	19,889	(11,126)
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	66.00	01/15/16	39,100	(46,233)
KeyCorp	Deutsche Bank	Call	USD	17.90	05/20/16	79,719	(15,994)
Merck & Co., Inc.	Goldman Sachs	Call	USD	65.00	01/15/16	78,450	(7,271)
MetLife, Inc.	Goldman Sachs	Call	USD	67.50	01/15/16	60,533	(4,491)
Morgan Stanley	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	(6,022)
Pfizer, Inc.	Citigroup Global Markets	Call	USD	37.50	01/15/16	151,300	(32,373)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	105.00	01/15/16	46,970	(5,941)
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	51.75	05/20/16	59,800	(13,809)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	73.00	05/20/16	15,900	(12,527)
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Call	JPY	1800.00	12/11/15	278,384	(2,975)
United Continental Holdings, Inc.	Citigroup Global Markets	Call	USD	60.00	01/15/16	7,117	(14,329)
United Continental Holdings, Inc.	Morgan Stanley	Call	USD	70.00	12/18/15	970	(267)
Valeant Pharmaceuticals International, Inc.	Barclays Bank	Call	USD	240.00	01/15/16	1,200	(6,253)
Wells Fargo & Co.	Deutsche Bank	Call	USD	66.00	05/20/16	59,789	(12,160)
Delta Air Lines, Inc.	Morgan Stanley	Put	USD	43.00	12/18/15	2,102	(4,766)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(77,153)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

General Electric Co.	Deutsche Bank	Put	USD	23.00	03/21/14	16,188	$(14,661)
Gilead Sciences, Inc.	Deutsche Bank	Put	USD	90.00	05/20/16	8,091	(62,333)
Ingersoll-Rand plc	Morgan Stanley	Put	USD	56.00	01/15/16	13,291	(88,514)
MS Japan Custom Index	Morgan Stanley	Put	JPY	128.68	12/11/15	1,352,770	(99,703)
MS Japan Custom Index	Morgan Stanley	Put	JPY	137.22	12/11/15	349,532	(38,861)
Mylan NV	Barclays Bank	Put	USD	60.00	01/15/16	6,018	(123,210)
Nikkei 225	Goldman Sachs	Put	JPY	17974.04	03/09/18	16,713	(396,757)
Russell 2000 Index	Bank of America	Put	USD	1025.00	10/16/15	5,820	(22,392)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1790.00	10/16/15	4,043	(25,787)
S&P 500 Index	BNP Paribas	Put	USD	1800.00	10/16/15	1,905	(14,042)
Taiwan Stock Exchange	Citigroup Global Markets	Put	TWD	8100.70	09/21/16	6,700	(141,126)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	TWD	8691.29	09/21/16	6,239	(197,229)
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Put	TWD	8868.97	12/21/16	6,300	(238,670)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Put	USD	55.00	05/20/16	15,900	(76,779)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	JPY	1450.00	06/10/16	135,033	(149,701)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1475.00	06/10/16	127,220	(156,666)
Tokyo Stock Exchange Price Index	Bank of America	Put	JPY	1525.00	12/11/15	135,475	(153,692)
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Put	JPY	1485.00	03/11/16	402,508	(443,629)
Tokyo Stock Exchange Tokyo Price Index	Citigroup Global Markets	Put	JPY	1535.00	12/11/15	278,384	(333,711)
Tokyo Stock Price Index	Citigroup Global Markets	Put	JPY	1500.00	06/10/16	127,220	(173,362)
Twitter, Inc.	Citigroup Global Markets	Put	USD	30.00	01/15/16	13,679	(68,645)
United Continental Holdings, Inc.	Morgan Stanley	Put	USD	55.00	12/18/15	970	(4,905)

Total							$(3,836,401)

Exchange-traded options purchased as of September 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Amazon.com, Inc.	Call	USD	490.00	10/16/15	2	$5,890
Goodyear Tire & Rubber Co.	Call	USD	31.00	10/16/15	19	475
Salesforce.com, Inc.	Call	USD	70.00	12/18/15	6	2,715
Salesforce.com, Inc.	Call	USD	72.50	12/18/15	10	3,375
SPDR Gold Shares(b)	Call	USD	111.00	01/15/16	306	74,511
SPDR Gold Shares(b)	Call	USD	113.00	03/18/16	226	68,478
SPDR Gold Shares(b)	Call	USD	114.00	03/18/16	390	108,030
SPDR Gold Shares(b)	Call	USD	110.00	12/31/15	428	103,576

Total						$367,050

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Exchange-traded options written as of September 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Aetna, Inc.	Call	USD	130.00	10/16/15	8	$(104)
Amazon.com, Inc.	Call	USD	540.00	10/16/15	2	(885)
Philip Morris International, Inc.	Call	USD	85.00	12/18/15	49	(3,994)
Salesforce.com, Inc.	Call	USD	80.00	12/18/15	16	(1,936)
Goodyear Tire & Rubber Co.	Put	USD	28.00	10/16/15	19	(855)
Google, Inc.	Put	USD	615.00	10/16/15	1	(2,335)
Google, Inc.	Put	USD	600.00	12/18/15	2	(4,010)
Molson Coors Brewing Co.	Put	USD	65.00	01/15/16	24	(3,240)
Salesforce.com, Inc.	Put	USD	67.50	12/18/15	16	(6,160)

Total						$(23,519)

Purchased Currency Options

Exchange-traded currency options purchased as of September 30, 2015 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	125.00	11/03/15	809,280	$1,150
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/03/15	809,280	1,150
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/03/15	809,280	1,150
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	125.00	11/03/15	805,037	1,144
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	125.00	11/03/15	809,280	1,150
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/19/15	809,280	2,299
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	125.00	11/19/15	809,280	2,299
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	123.00	11/25/15	809,280	5,409
Japanese Yen Call Currency Option (USD/JPY)	Credit Suisse First Boston	123.00	11/25/15	809,280	5,409

Total					$21,160

Over-the-counter interest rate swaptions purchased as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.00	11/20/15	24,630,000	$219,098
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.45	11/24/15	49,300,000	278,188
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	300,000,000	4,309
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	138,824,000	1,994
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	193,770,000	7,534
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	100,698,000	4,123

Total							$515,246

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Over-the-counter interest rate swaptions written as of September 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.25	11/24/15	49,300,000	$(92,305)

Total							$(92,305)

Forward Currency Contracts(a)

At September 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	10/29/15	657,000	$460,902	$460,268	$634
Brazilian Real	BNP Paribas	10/1/15	2,859,130	802,000	721,292	80,708
Brazilian Real	Deutsche Bank	10/15/15	2,860,990	798,000	717,987	80,013
Brazilian Real	BNP Paribas	10/16/15	5,236,000	1,449,052	1,313,552	135,500
Brazilian Real	Deutsche Bank	10/16/15	1,429,000	395,232	358,492	36,740
Brazilian Real	Morgan Stanley	10/16/15	4,848,000	1,340,893	1,216,215	124,678
Brazilian Real	BNP Paribas	11/13/15	2,848,000	696,247	707,348	(11,101)
Chilean Peso	Goldman Sachs	12/11/15	540,252,500	775,000	771,282	3,718
Chinese Renminbi	JPMorgan Chase	11/27/15	12,566,000	1,912,761	1,968,000	(55,239)
European Euro	Credit Suisse First Boston	10/30/15	1,141,000	1,279,266	1,275,416	3,850
Indian Rupee	Credit Suisse First Boston	12/18/15	89,750,618	1,340,922	1,347,925	(7,003)
Indonesian Rupiah	JPMorgan Chase	10/23/15	11,203,049,000	770,499	760,015	10,484
Indonesian Rupiah	Credit Suisse First Boston	10/30/15	10,488,841,000	725,620	710,145	15,475
Indonesian Rupiah	Credit Suisse First Boston	11/18/15	11,253,840,000	780,000	753,118	26,882
Japanese Yen	BNP Paribas	10/1/15	212,524,000	1,703,218	1,771,772	(68,554)
Japanese Yen	JPMorgan Chase	10/1/15	388,428,000	3,105,747	3,238,249	(132,502)
Japanese Yen	Credit Suisse First Boston	10/2/15	211,161,000	1,687,938	1,760,409	(72,471)
Japanese Yen	HSBC Bank	10/5/15	160,000,000	1,302,433	1,333,976	(31,543)
Japanese Yen	Morgan Stanley	10/8/15	172,062,000	1,388,952	1,434,596	(45,644)
Japanese Yen	JPMorgan Chase	10/9/15	323,982,000	2,691,395	2,701,290	(9,895)
Japanese Yen	JPMorgan Chase	10/13/15	290,000,000	2,416,908	2,418,081	(1,173)
Japanese Yen	BNP Paribas	10/15/15	229,110,000	1,916,629	1,910,417	6,212
Japanese Yen	BNP Paribas	10/29/15	178,728,000	1,478,725	1,490,581	(11,856)
Japanese Yen	Morgan Stanley	11/5/15	204,135,000	1,702,132	1,702,624	(492)
Japanese Yen	HSBC Bank	11/6/15	165,718,000	1,378,909	1,382,217	(3,308)
Japanese Yen	BNP Paribas	11/10/15	240,000,000	2,004,611	2,001,888	2,723
Japanese Yen	BNP Paribas	11/13/15	214,097,000	1,787,739	1,785,892	1,847
Japanese Yen	HSBC Bank	11/16/15	410,000,000	3,301,127	3,420,148	(119,021)
Japanese Yen	Credit Suisse First Boston	11/20/15	212,267,000	1,771,845	1,770,783	1,062
Japanese Yen	BNP Paribas	11/24/15	490,000,000	4,090,560	4,087,905	2,655
Japanese Yen	HSBC Bank	11/30/15	410,000,000	3,404,190	3,420,846	(16,656)
Japanese Yen	Credit Suisse First Boston	12/10/15	310,000,000	2,530,530	2,587,557	(57,027)
Japanese Yen	Deutsche Bank	12/21/15	410,000,000	3,397,978	3,423,802	(25,824)
Japanese Yen	Morgan Stanley	1/13/16	340,000,000	2,780,913	2,841,120	(60,207)
Japanese Yen	Deutsche Bank	2/10/16	410,000,000	3,313,145	3,428,168	(115,023)
Korean Won	Credit Suisse First Boston	10/27/15	1,746,403,000	1,626,074	1,472,572	153,502
Korean Won	Deutsche Bank	10/27/15	2,122,389,000	1,971,564	1,789,605	181,959
Korean Won	Morgan Stanley	12/11/15	2,227,666,000	1,857,472	1,878,016	(20,544)
Malaysian Ringgit	Credit Suisse First Boston	12/3/15	3,332,820	793,000	755,559	37,441
Mexican Peso	Deutsche Bank	10/1/15	16,400,000	1,063,844	970,288	93,556
Mexican Peso	JPMorgan Chase	10/1/15	16,065,120	1,052,933	950,475	102,458
Mexican Peso	BNP Paribas	10/2/15	11,672,000	712,468	690,561	21,907

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Deutsche Bank	10/2/15	11,817,000	$720,571	$699,140	$21,431
Mexican Peso	Deutsche Bank	10/15/15	24,228,960	1,555,382	1,431,648	123,734
Mexican Peso	Credit Suisse First Boston	10/29/15	16,214,820	1,022,501	956,962	65,539
Mexican Peso	Credit Suisse First Boston	11/5/15	23,466,000	1,384,858	1,384,165	693
Mexican Peso	Deutsche Bank	11/12/15	35,369,040	2,293,563	2,085,173	208,390
Mexican Peso	JPMorgan Chase	11/12/15	8,200,000	483,896	483,429	467
Mexican Peso	Deutsche Bank	11/19/15	11,798,000	694,061	695,180	(1,119)
Mexican Peso	BNP Paribas	11/20/15	11,786,000	693,416	694,420	(1,004)
Mexican Peso	Credit Suisse First Boston	11/27/15	8,106,800	510,093	477,392	32,701
Mexican Peso	HSBC Bank	12/10/15	9,870,000	574,890	580,620	(5,730)
Mexican Peso	Morgan Stanley	12/24/15	12,342,430	725,471	725,244	227
Mexican Peso	HSBC Bank	1/7/16	8,220,000	477,643	482,460	(4,817)
Mexican Peso	Morgan Stanley	1/7/16	12,342,430	725,108	724,420	688
Mexican Peso	BNP Paribas	2/18/16	12,314,140	719,734	720,290	(556)
Singapore Dollar	HSBC Bank	10/9/15	2,229,000	1,586,872	1,566,366	20,506
Singapore Dollar	Morgan Stanley	11/6/15	1,116,000	780,837	783,619	(2,782)
Taiwanese Dollar	Credit Suisse First Boston	10/2/15	12,802,050	405,000	388,943	16,057
Taiwanese Dollar	Credit Suisse First Boston	11/13/15	12,794,000	383,513	388,783	(5,270)

				$87,496,782	$86,768,706	$728,076

Long Contracts:
European Euro	Deutsche Bank	10/15/15	1,305,000	$1,493,484	$1,458,410	$(35,074)
European Euro	Credit Suisse First Boston	10/16/15	2,195,000	2,423,126	2,453,071	29,945
European Euro	JPMorgan Chase	10/16/15	1,513,000	1,670,715	1,690,887	20,172
European Euro	Credit Suisse First Boston	10/30/15	1,141,000	1,284,435	1,275,416	(9,019)
Indian Rupee	Credit Suisse First Boston	12/18/15	89,750,618	1,371,076	1,347,925	(23,151)

				$8,242,836	$8,225,709	$(17,127)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)(c)

At September 30, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2015 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	0.89	4,296,000	1.00	23,534	61,859	(38,325)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	12/20/20	0.93	1,640,000	1.00	6,038	13,977	(7,939)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	6/20/20	3.86	1,194,469	5.00	63,938	92,923	(28,985)

						93,510	168,759	(75,249)

Over-the-Counter Credit Default Swap Agreements - Sell Protection(a)(c)

At September 30, 2015, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2015 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	12/20/20	3.72	4,956,000	5.00	326,806	387,367	(60,561)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements(a)

At September 30, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500	JPY	(5,639)	(5,639)
Pay	3-Month U.S. Dollar LIBOR BBA	2.057	3/17/20	Deutsche Bank	2,463,000	PLN	3,441	3,441
Pay	3-Month U.S. Dollar LIBOR BBA	2.050	3/19/20	Deutsche Bank	821,000	PLN	1,083	1,083

							(1,115)	(1,115)

Centrally Cleared Interest Rate Swap Agreements(a)

At September 30, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.745	3/11/17	JPMorgan Chase	5,833,000	USD	78	(12,085)	(12,163)
Pay	3-Month U.S. Dollar LIBOR BBA	1.029	3/11/17	JPMorgan Chase	20,300,000	USD	181	(129,270)	(129,451)
Pay	3-Month U.S. Dollar LIBOR BBA	0.768	4/7/17	JPMorgan Chase	10,330,000	USD	138	(23,853)	(23,991)
Pay	3-Month U.S. Dollar LIBOR BBA	1.081	4/7/17	JPMorgan Chase	39,600,000	USD	367	(448,886)	(449,253)
Pay	3-Month U.S. Dollar LIBOR BBA	1.878	3/11/20	JPMorgan Chase	7,990,000	USD	104	207,465	207,361
Pay	3-Month U.S. Dollar LIBOR BBA	1.952	9/11/22	JPMorgan Chase	4,110,000	USD	65	(70,358)	(70,424)
Pay	3-Month U.S. Dollar LIBOR BBA	2.705	9/28/23	JPMorgan Chase	16,430,000	USD	224	44,626	44,402
Pay	3-Month U.S. Dollar LIBOR BBA	2.220	4/7/25	JPMorgan Chase	8,590,000	USD	141	267,938	267,797
Pay	3-Month U.S. Dollar LIBOR BBA	2.276	4/7/25	JPMorgan Chase	90,000	USD	2	2,431	2,429
Pay	3-Month U.S. Dollar LIBOR BBA	2.990	9/17/25	JPMorgan Chase	4,107,500	USD	61	52,495	52,434
Pay	3-Month U.S. Dollar LIBOR BBA	3.045	9/17/25	JPMorgan Chase	4,107,500	USD	61	62,491	62,429
Pay	3-Month U.S. Dollar LIBOR BBA	3.031	9/18/25	JPMorgan Chase	7,066,241	USD	106	103,008	102,904

								56,002	54,474

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Total Return Swaps at September 30, 2015(a)

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040	USD	$(16,800)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346	USD	(30,296)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	365,440	USD	(27,840)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120	USD	(38,640)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100	USD	(19,720)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	BNP Paribas SA	26,350,000	JPY	53,439
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	BNP Paribas SA	26,800,000	JPY	49,687
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000	JPY	59,275
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000	JPY	70,029
Pay	PT Siloam International Hospitals Tbk	2/11/16	Credit Suisse First Boston	175,702	USD	(23,349)

						$75,785

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
115,240	AZL DFA Emerging Markets Core Equity Fund	$875,820
651,212	AZL DFA Five-Year Global Fixed Income Fund	6,505,610
140,051	AZL DFA International Core Equity Fund	1,221,244
673,621	AZL DFA U.S. Core Equity Fund	6,096,268
192,896	AZL DFA U.S. Small Cap Fund	1,732,209

Total Affiliated Investment Companies (Cost $17,463,774)		16,431,151

Unaffiliated Investment Company (2.5%):
432,174	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	432,174

Total Unaffiliated Investment Company (Cost $432,174)		432,174

Total Investment Securities (Cost $17,895,948)(b) - 97.4%		16,863,325
Net other assets (liabilities) - 2.6%		445,530

Net Assets - 100.0%		$17,308,855

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $861,365 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(8)	$(763,480)	$5,128
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	2	257,469	2,716

Total					$7,844

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.5%):
23,700,298	AZL Franklin Templeton Founding Strategy Plus Fund	$278,715,504

Total Affiliated Investment Company (Cost $311,430,543)		278,715,504

Unaffiliated Investment Companies (0.8%):
286,489	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	286,489
2,088,904	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	2,088,904

Total Unaffiliated Investment Companies (Cost $2,375,393)		2,375,393

Total Investment Securities (Cost $313,805,936)(b) - 95.3%		281,090,897
Net other assets (liabilities) - 4.7%		13,829,267

Net Assets - 100.0%		$294,920,164

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $14,087,141 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(617)	$(58,883,395)	$641,510
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	53	6,822,922	67,223

Total					$708,733

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
1,194,711	AZL BlackRock Capital Appreciation Fund	$17,024,627
1,373,565	AZL Boston Company Research Growth Fund	17,471,742
1,295,195	AZL DFA International Core Equity Fund	11,294,104
1,291,355	AZL DFA U.S. Core Equity Fund	11,686,765
1,894,314	AZL DFA U.S. Small Cap Fund	17,010,941
1,016,959	AZL Federated Clover Small Value Fund	17,522,202
2,081,547	AZL Gateway Fund	24,250,017
1,597,205	AZL International Index Fund	22,281,016
2,184,506	AZL Invesco Growth and Income Fund	28,201,971
2,165,279	AZL Invesco International Equity Fund	33,821,660
2,504,980	AZL JPMorgan International Opportunities Fund	39,879,283
2,622,230	AZL JPMorgan U.S. Equity Fund	39,884,111
13,515,480	AZL MetWest Total Return Bond Fund	136,100,882
939,279	AZL MFS Investors Trust Fund	17,348,488
1,399,043	AZL MFS Mid Cap Value Fund	11,598,069
2,887,103	AZL MFS Value Fund	34,529,746
562,762	AZL Mid Cap Index Fund	11,587,272
1,745,314	AZL Morgan Stanley Global Real Estate Fund	17,784,752
873,741	AZL Morgan Stanley Mid Cap Growth Fund	11,148,929
2,248,784	AZL NFJ International Value Fund	21,475,883
1,795,265	AZL Oppenheimer Discovery Fund	22,369,001
13,630,237	AZL Pyramis Total Bond Fund	134,939,347
1,420,095	AZL Russell 1000 Growth Index Fund	20,307,359
3,968,645	AZL Russell 1000 Value Index Fund	48,576,218
1,748,840	AZL Schroder Emerging Markets Equity Fund, Class 2	10,510,525
1,582,979	AZL Wells Fargo Large Cap Growth Fund	17,491,919
1,564,104	NFJ Dividend Value Portfolio	16,939,250
1,408,834	PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,355,476
4,855,604	PIMCO PVIT High Yield Portfolio	36,465,587
7,024,467	PIMCO PVIT Low Duration Portfolio	73,335,432
3,942,577	PIMCO PVIT Real Return Portfolio	49,361,066
12,267,086	PIMCO PVIT Total Return Portfolio	134,815,276

Total Affiliated Investment Companies (Cost $1,022,614,657)		1,119,368,916

Unaffiliated Investment Company (0.9%):
10,497,421	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	10,497,421

Total Unaffiliated Investment Company (Cost $10,497,421)		10,497,421

Total Investment Securities (Cost $1,033,112,078)(b) - 96.0%		1,129,866,337

Shares	Fair Value
Net other assets (liabilities) - 4.0%	47,133,500

Net Assets - 100.0%	$1,176,999,837

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $48,903,864 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(658)	$(62,796,230)	$307,864
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	235	30,252,578	316,671

Total					$624,535

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
188,463	AZL BlackRock Capital Appreciation Fund	$2,685,598
211,229	AZL Boston Company Research Growth Fund	2,686,836
295,869	AZL DFA U.S. Core Equity Fund	2,677,615
233,510	AZL Federated Clover Small Value Fund	4,023,379
344,610	AZL Gateway Fund	4,014,702
388,033	AZL International Index Fund	5,413,063
522,800	AZL Invesco Growth and Income Fund	6,749,350
347,223	AZL Invesco International Equity Fund	5,423,627
341,525	AZL JPMorgan International Opportunities Fund	5,437,073
446,310	AZL JPMorgan U.S. Equity Fund	6,788,370
3,722,140	AZL MetWest Total Return Bond Fund	37,481,948
145,544	AZL MFS Investors Trust Fund	2,688,192
323,112	AZL MFS Mid Cap Value Fund	2,678,601
676,623	AZL MFS Value Fund	8,092,413
129,382	AZL Mid Cap Index Fund	2,663,979
269,088	AZL Morgan Stanley Global Real Estate Fund	2,742,004
209,834	AZL Morgan Stanley Mid Cap Growth Fund	2,677,479
434,680	AZL Oppenheimer Discovery Fund	5,416,114
3,772,950	AZL Pyramis Total Bond Fund	37,352,209
116,208	AZL Russell 1000 Growth Index Fund	1,661,769
690,246	AZL Russell 1000 Value Index Fund	8,448,609
243,706	AZL Wells Fargo Large Cap Growth Fund	2,692,947
372,011	NFJ Dividend Value Portfolio	4,028,879
306,119	PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,684,666
1,776,869	PIMCO PVIT High Yield Portfolio	13,344,284
2,313,470	PIMCO PVIT Low Duration Portfolio	24,152,625
1,072,336	PIMCO PVIT Real Return Portfolio	13,425,652
3,397,357	PIMCO PVIT Total Return Portfolio	37,336,952

Total Affiliated Investment Companies (Cost $250,200,740)		255,468,935

Unaffiliated Investment Companies (1.4%):
1,245,284	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,245,284
2,646,759	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	2,646,759

Total Unaffiliated Investment Companies (Cost $3,892,043)		3,892,043

Total Investment Securities (Cost $254,092,783)(b) - 96.4%		259,360,978
Net other assets (liabilities) - 3.6%		9,735,013

Net Assets - 100.0%		$269,095,991

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $10,581,476 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(39)	$(3,721,965)	$(75,356)
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	67	8,625,203	92,695

Total					$17,339

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.3%):
1,272,662	AZL BlackRock Capital Appreciation Fund	$18,135,427
1,443,122	AZL Boston Company Research Growth Fund	18,356,513
2,100,289	AZL DFA International Core Equity Fund	18,314,518
2,038,675	AZL DFA U.S. Core Equity Fund	18,450,010
1,635,963	AZL DFA U.S. Small Cap Fund	14,690,952
859,323	AZL Federated Clover Small Value Fund	14,806,135
1,913,498	AZL Gateway Fund	22,292,249
2,593,410	AZL International Index Fund	36,178,069
1,701,989	AZL Invesco Growth and Income Fund	21,972,682
2,817,842	AZL Invesco International Equity Fund	44,014,693
3,685,231	AZL JPMorgan International Opportunities Fund	58,668,875
2,634,238	AZL JPMorgan U.S. Equity Fund	40,066,757
2,967,011	AZL MetWest Total Return Bond Fund	29,877,801
802,258	AZL MFS Investors Trust Fund	14,817,709
1,770,660	AZL MFS Mid Cap Value Fund	14,678,772
2,479,143	AZL MFS Value Fund	29,650,549
362,217	AZL Mid Cap Index Fund	7,458,038
2,203,150	AZL Morgan Stanley Global Real Estate Fund	22,450,102
1,132,878	AZL Morgan Stanley Mid Cap Growth Fund	14,455,519
2,578,998	AZL NFJ International Value Fund	24,629,429
1,428,775	AZL Oppenheimer Discovery Fund	17,802,540
2,996,976	AZL Pyramis Total Bond Fund	29,670,064
1,030,030	AZL Russell 1000 Growth Index Fund	14,729,431
2,120,280	AZL Russell 1000 Value Index Fund	25,952,227
1,786,408	AZL Schroder Emerging Markets Equity Fund, Class 2	10,736,313
1,663,353	AZL Wells Fargo Large Cap Growth Fund	18,380,045
1,355,799	NFJ Dividend Value Portfolio	14,683,303
2,523,663	PIMCO PVIT Global Advantage Strategy Bond Portfolio	22,132,522
980,914	PIMCO PVIT High Yield Portfolio	7,366,665
729,205	PIMCO PVIT Low Duration Portfolio	7,612,897
1,197,821	PIMCO PVIT Real Return Portfolio	14,996,724
2,704,560	PIMCO PVIT Total Return Portfolio	29,723,118

Total Affiliated Investment Companies (Cost $608,192,354)		697,750,648

Unaffiliated Investment Company (0.6%):
4,609,899	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	4,609,899

Total Unaffiliated Investment Company (Cost $4,609,899)		4,609,899

Total Investment Securities (Cost $612,802,253)(b) - 95.9%		702,360,547
Net other assets (liabilities) - 4.1%		29,790,505

Net Assets - 100.0%		$732,151,052

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $32,291,638 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(1,260)	$(120,248,100)	$1,280,498
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	60	7,724,063	77,627

Total					$1,358,125

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
3,387,463	AZL BlackRock Capital Appreciation Fund	$48,271,347
3,902,510	AZL Boston Company Research Growth Fund	49,639,922
5,474,807	AZL DFA International Core Equity Fund	47,740,320
4,120,102	AZL DFA U.S. Core Equity Fund	37,286,927
5,364,749	AZL DFA U.S. Small Cap Fund	48,175,448
2,164,741	AZL Federated Clover Small Value Fund	37,298,493
5,481,970	AZL Gateway Fund	63,864,950
5,103,398	AZL International Index Fund	71,192,408
5,598,495	AZL Invesco Growth and Income Fund	72,276,565
7,537,658	AZL Invesco International Equity Fund	117,738,212
9,044,751	AZL JPMorgan International Opportunities Fund	143,992,435
6,384,297	AZL JPMorgan U.S. Equity Fund	97,105,155
18,681,629	AZL MetWest Total Return Bond Fund	188,124,007
2,670,396	AZL MFS Investors Trust Fund	49,322,218
4,467,968	AZL MFS Mid Cap Value Fund	37,039,458
7,176,895	AZL MFS Value Fund	85,835,668
1,200,703	AZL Mid Cap Index Fund	24,722,474
4,968,859	AZL Morgan Stanley Global Real Estate Fund	50,632,671
2,777,892	AZL Morgan Stanley Mid Cap Growth Fund	35,445,901
6,970,837	AZL NFJ International Value Fund	66,571,497
3,820,763	AZL Oppenheimer Discovery Fund	47,606,713
18,927,526	AZL Pyramis Total Bond Fund	187,382,511
3,254,446	AZL Russell 1000 Growth Index Fund	46,538,579
7,720,240	AZL Russell 1000 Value Index Fund	94,495,740
3,645,216	AZL Schroder Emerging Markets Equity Fund, Class 2	21,907,746
4,491,551	AZL Wells Fargo Large Cap Growth Fund	49,631,640
4,456,119	NFJ Dividend Value Portfolio	48,259,771
8,781,706	PIMCO PVIT Global Advantage Strategy Bond Portfolio	77,015,559
6,745,905	PIMCO PVIT High Yield Portfolio	50,661,747
7,392,034	PIMCO PVIT Low Duration Portfolio	77,172,836
6,174,044	PIMCO PVIT Real Return Portfolio	77,299,028
17,023,987	PIMCO PVIT Total Return Portfolio	187,093,612

Total Affiliated Investment Companies (Cost $2,135,033,354)		2,337,341,558

Unaffiliated Investment Company (0.8%):
18,923,468	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	18,923,468

Total Unaffiliated Investment Company (Cost $18,923,468)		18,923,468

Total Investment Securities (Cost $2,153,956,822)(b) - 95.9%		2,356,265,026

Shares	Fair Value
Net other assets (liabilities) - 4.1%	101,535,572

Net Assets - 100.0%	$2,457,800,598

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $104,256,432 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(2,689)	$(256,624,715)	$2,281,615
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	348	44,799,563	461,482

Total					$2,743,097

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.5%):
29,916,704	AZL Enhanced Bond Index Fund	$324,596,233
17,259,675	AZL International Index Fund	240,772,461
6,616,909	AZL Mid Cap Index Fund	136,242,152
34,081,615	AZL S&P 500 Index Fund, Class 2	453,626,295
5,267,555	AZL Small Cap Stock Index Fund	68,583,562

Total Affiliated Investment Companies (Cost $1,199,852,669)		1,223,820,703

Unaffiliated Investment Company (0.8%):
10,202,343	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	10,202,343

Total Unaffiliated Investment Company (Cost $10,202,343)		10,202,343

Total Investment Securities (Cost $1,210,055,012)(b) - 95.3%		1,234,023,046
Net other assets (liabilities) - 4.7%		60,856,861

Net Assets - 100.0%		$1,294,879,907

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $60,972,155 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(2,110)	$(201,367,850)	$2,347,497
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	145	18,666,484	184,071

Total					$2,531,568

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.3%):
32,232,390	AZL Invesco Equity and Income Fund	$469,948,249

Total Affiliated Investment Company (Cost $478,790,733)		469,948,249

Unaffiliated Investment Companies (0.8%):
402,778	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	402,778
3,544,674	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	3,544,674

Total Unaffiliated Investment Companies (Cost $3,947,452)		3,947,452

Total Investment Securities (Cost $482,738,185)(b) - 95.1%		473,895,701
Net other assets (liabilities) - 4.9%		24,169,513

Net Assets - 100.0%		$498,065,214

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $24,593,421 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(1,117)	$(106,600,895)	$1,315,270
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	93	11,972,297	115,628

Total					$1,430,898

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.6%):
35,119,588	AZL T. Rowe Price Capital Appreciation Fund	$539,436,878

Total Affiliated Investment Company (Cost $567,733,837)		539,436,878

Unaffiliated Investment Company (0.7%):
4,000,289	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	4,000,289

Total Unaffiliated Investment Company (Cost $4,000,289)		4,000,289

Total Investment Securities (Cost $571,734,126)(b) - 95.3%		543,437,167
Net other assets (liabilities) - 4.7%		26,607,518

Net Assets - 100.0%		$570,044,685

Percentages indicated are based on net assets as of September 30, 2015.

(a)	The rate represents the effective yield at September 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2015 (Unaudited)

Futures Contracts

Cash of $26,915,736 has been segregated to cover margin requirements for the following open contracts as of September 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Short	12/18/15	(889)	$(84,841,715)	$628,027
U.S. Treasury 10-Year Note December Futures	Long	12/21/15	101	13,002,172	128,968

Total					$756,995

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Allocation Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Franklin Templeton Founding Strategy Plus Fund

•	AZL MVP Fusion Balanced Fund

•	AZL MVP Fusion Conservative Fund

•	AZL MVP Fusion Growth Fund

•	AZL MVP Fusion Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Invesco Equity and Income Fund

•	AZL MVP T. Rowe Price Capital Appreciation Fund

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended September 30, 2015, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”); a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

As of September 30, 2015, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $761,478,731, representing 94.9% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market and, as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2015 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and retains 91%.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended September 30, 2015, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

As of September 30, 2015, the Funds may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2015, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The AZL MVP BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended September 30, 2015:

	Number of	Notional
Fund	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2014	4,549,398	3,664,669	$8,743,630
Options purchased	5,289,323	166,448	13,357,082
Options exercised	(129,653)	—	(666,949)
Options expired	(712,238)	(269,905)	(4,301,270)
Options closed	(4,737,587)	(492,463)	(9,201,319)

Options outstanding at September 30, 2015	4,259,243	3,068,749	$7,931,174

The AZL MVP BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended September 30, 2015:

	Number of	Notional
Fund	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2014	(4,751,478)	(3,100)	$(3,023,316)
Options purchased	(5,429,429)	(34,025)	(5,329,380)
Options exercised	186,374	—	439,746
Options expired	177,426	6,498	634,112
Options closed	5,440,695	25,697	4,309,365

Options outstanding at September 30, 2015	(4,376,412)	(4,930)	$(2,969,473)

(a)	Includes swaptions and currency options, as applicable.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements is equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (and losses). Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy their obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2015, the Fund, through the VIP Subsidiary, entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer,

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps of which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2015, the Fund, through the VIP Subsidiary, entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2015, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2015 is as follows:

						Net Realized
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend	Gain Distributions
	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$220,420,305	$23,275,265	$(22,329,084)	$215,814,787	$4,685,678	$2,735,642
AZL International Index Fund	53,671,377	7,700,094	(6,100,962)	50,848,480	2,265,199	—
AZL Mid Cap Index Fund	33,040,394	3,175,720	(1,759,649)	30,469,353	362,586	2,062,609
AZL S&P 500 Index Fund, Class 2	113,073,935	11,829,498	(7,496,300)	108,932,077	2,345,182	—
AZL Small Cap Stock Index Fund	17,870,443	2,192,616	(923,095)	16,394,198	185,935	1,560,691

	$438,076,454	$48,173,193	$(38,609,090)	$422,458,895	$9,844,580	$6,358,942

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$—	$80,264,210	$(2,260,609)	$59,895,547	$—	$—
AZL DFA Five-Year Global Fixed Income Fund	—	607,745,696	(83,813,343)	522,744,863	—	—
AZL DFA International Core Equity Fund	—	105,898,670	(5,573,402)	87,493,961	—	—
AZL DFA U.S. Core Equity Fund	—	575,266,470	(47,427,441)	477,425,053	—	—
AZL DFA U.S. Small Cap Fund	—	151,283,814	(11,315,731)	125,664,672	—	—
AZL Enhanced Bond Index Fund	359,306,887	18,095,297	(383,615,298)	—	—	—
AZL International Index Fund	266,650,920	9,601,586	(304,617,087)	—	—	—
AZL Mid Cap Index Fund	161,878,009	86,080	(171,254,451)	—	—	—
AZL S&P 500 Index Fund, Class 2	570,401,744	19,234,823	(609,215,308)	—	—	—
AZL Small Cap Stock Index Fund	82,263,307	—	(85,910,188)	—	—	—

	$1,440,500,867	$1,567,476,646	$(1,705,002,858)	$1,273,224,096	$—	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$99,396,044	$25,643,735	$(4,438,363)	$117,517,528	$2,514,624	$1,468,114
AZL International Index Fund	25,612,787	8,413,147	(1,528,365)	29,664,139	1,262,376	—
AZL Mid Cap Index Fund	15,666,234	4,176,225	(208,811)	17,265,826	204,214	1,161,693
AZL S&P 500 Index Fund, Class 2	48,840,683	13,152,844	(984,744)	56,540,117	1,176,194	—
AZL Small Cap Stock Index Fund	8,372,725	2,494,407	(102,096)	9,183,428	104,154	874,242

	$197,888,473	$53,880,358	$(7,262,379)	$230,171,038	$5,261,562	$3,504,049

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$—	$1,070,285	$—	$875,820	$—	$—
AZL DFA Five-Year Global Fixed Income Fund	—	6,566,605	(80,666)	6,505,610	—	—
AZL DFA International Core Equity Fund	—	1,378,079	(8,167)	1,221,244	—	—
AZL DFA U.S. Core Equity Fund	—	6,756,828	(116,957)	6,096,268	—	—
AZL DFA U.S. Small Cap Fund	—	1,919,770	(16,683)	1,732,209	—	—

	$—	$17,691,567	$(222,473)	$16,431,151	$—	$—

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$283,526,559	$47,694,796	$(9,091,869)	$278,715,504	$12,297,987	$7,607,154

	$283,526,559	$47,694,796	$(9,091,869)	$278,715,504	$12,297,987	$7,607,154

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

						Net Realized
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend	Gain Distributions
	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL MVP Fusion Balanced Fund
AZL BlackRock Capital Appreciation Fund	$19,875,712	$4,103,260	$(2,904,333)	$17,024,627	$—	$3,983,866
AZL Boston Company Research Growth Fund	19,727,257	2,609,049	(2,026,708)	17,471,742	35,948	2,573,100
AZL DFA International Core Equity Fund	—	12,975,200	(23,734)	11,294,104	—	—
AZL DFA U.S. Core Equity Fund	—	12,975,200	(60,824)	11,686,765	—	—
AZL DFA U.S. Small Cap Fund	—	19,538,173	(602,168)	17,010,941	—	—
AZL Federated Clover Small Cap Value Fund	26,186,044	3,144,943	(7,742,132)	17,522,202	168,147	2,921,375
AZL Gateway Fund	26,259,806	292,641	(1,886,903)	24,250,017	292,641	—
AZL International Index Fund	36,428,892	1,184,129	(14,646,711)	22,281,016	993,378	—
AZL Invesco Growth and Income Fund	32,548,310	4,197,810	(2,024,385)	28,201,971	947,005	3,250,805
AZL Invesco International Equity Fund	37,266,902	3,760,371	(1,795,614)	33,821,660	591,846	2,221,717
AZL JPMorgan International Opportunities Fund	49,084,204	3,304,520	(10,573,695)	39,879,283	1,057,875	681,913
AZL JPMorgan U.S. Equity Fund	51,657,319	586,491	(9,356,155)	39,884,111	499,121	—
AZL MetWest Total Return Bond Fund	142,794,878	4,790,916	(11,503,073)	136,100,882	138,434	404,024
AZL MFS Investors Trust Fund	19,852,080	2,707,925	(1,616,022)	17,348,488	144,710	2,563,216
AZL MFS Mid Cap Value Fund	13,475,398	3,638,977	(1,272,226)	11,598,069	78,846	3,560,132
AZL MFS Value Fund	38,891,140	822,804	(2,208,401)	34,529,746	822,804	—
AZL Mid Cap Index Fund	13,461,097	922,284	(1,306,345)	11,587,272	137,889	784,395
AZL Morgan Stanley Global Real Estate Fund	19,811,486	895,999	(1,449,225)	17,784,752	722,736	—
AZL Morgan Stanley Mid Cap Growth Fund	13,110,612	2,131,838	(1,035,952)	11,148,929	—	2,018,974
AZL NFJ International Value Fund	24,048,617	2,696,553	(1,106,536)	21,475,883	668,800	124,886
AZL Oppenheimer Discovery Fund	32,684,920	4,239,674	(12,247,887)	22,369,001	—	3,360,919
AZL Pyramis Total Bond Fund	143,165,670	5,535,688	(10,582,328)	134,939,347	2,710,362	—
AZL Russell 1000 Growth Index Fund	29,398,512	3,058,784	(9,167,435)	20,307,359	226,949	2,831,836
AZL Russell 1000 Value Index Fund	54,709,819	4,584,218	(1,332,604)	48,576,218	832,923	3,542,724
AZL Schroder Emerging Markets Equity Fund, Class 2	11,804,530	1,202,780	(353,233)	10,510,525	120,409	459,951
AZL Wells Fargo Large Cap Growth Fund	19,884,319	7,451	(2,150,660)	17,491,919	7,451	—
NFJ Dividend Value Portfolio	19,823,707	38,600	(644,577)	16,939,250	333,121	1,732,704
PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,318,514	821,170	—	12,355,476	186,715	—
PIMCO PVIT High Yield Portfolio	38,611,944	700,328	(1,594,739)	36,465,587	1,482,895	—
PIMCO PVIT Low Duration Portfolio	76,991,971	899,923	(4,233,834)	73,335,432	1,074,570	—
PIMCO PVIT Real Return Portfolio	50,425,165	1,223,406	(1,176,729)	49,361,066	175,210	—
PIMCO PVIT Total Return Portfolio	142,843,162	6,708,824	(13,724,908)	134,815,276	2,864,748	—

	$1,217,141,987	$116,299,929	$(132,350,076)	$1,119,368,916	$17,315,533	$37,016,537

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

						Net Realized
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend	Gain Distributions
	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL MVP Fusion Conservative Fund
AZL BlackRock Capital Appreciation Fund	$2,728,425	$1,066,409	$(484,770)	$2,685,598	$—	$610,622
AZL Boston Company Research Growth Fund	2,703,135	784,520	(372,191)	2,677,615	5,448	389,957
AZL DFA U.S. Core Equity Fund	—	3,042,785	(104,345)	2,686,836	—	—
AZL Federated Clover Small Cap Value Fund	4,065,573	1,388,491	(496,690)	4,023,379	37,976	659,790
AZL Gateway Fund	4,076,672	278,068	(270,225)	4,014,702	48,448	—
AZL International Index Fund	5,345,818	1,364,480	(856,805)	5,413,063	231,637	—
AZL Invesco Growth and Income Fund	6,740,134	2,264,088	(795,772)	6,749,350	219,635	753,945
AZL Invesco International Equity Fund	5,430,116	1,437,135	(618,547)	5,423,627	92,083	345,666
AZL JPMorgan International Opportunities Fund	5,341,461	1,319,629	(890,519)	5,437,073	139,793	90,111
AZL JPMorgan U.S. Equity Fund	8,088,866	1,561,178	(2,428,591)	6,788,370	82,123	—
AZL MetWest Total Return Bond Fund	37,739,616	4,128,723	(4,381,670)	37,481,948	37,991	110,661
AZL MFS Investors Trust Fund	2,725,571	762,265	(259,165)	2,688,192	22,000	389,683
AZL MFS Mid Cap Value Fund	2,722,282	1,193,405	(284,963)	2,678,601	17,728	800,484
AZL MFS Value Fund	8,086,530	1,722,028	(1,084,060)	8,092,413	189,710	—
AZL Mid Cap Index Fund	2,722,937	571,602	(297,125)	2,663,979	31,257	177,808
AZL Morgan Stanley Global Real Estate Fund	2,711,474	534,338	(287,572)	2,742,004	112,144	—
AZL Morgan Stanley Mid Cap Growth Fund	2,715,303	958,968	(293,769)	2,677,479	—	469,909
AZL Oppenheimer Discovery Fund	5,421,347	2,171,033	(1,506,841)	5,416,114	—	773,541
AZL Pyramis Total Bond Fund	37,778,544	4,060,027	(3,597,939)	37,352,209	742,360	—
AZL Russell 1000 Growth Index Fund	3,056,008	445,171	(1,649,299)	1,661,769	18,494	230,770
AZL Russell 1000 Value Index Fund	8,406,436	2,385,023	(827,447)	8,448,609	141,906	603,577
AZL Wells Fargo Large Cap Growth Fund	2,722,503	389,980	(383,994)	2,692,947	1,128	—
NFJ Dividend Value Portfolio	4,064,492	726,802	(276,988)	4,028,879	71,132	369,986
PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,661,241	245,450	(53,936)	2,684,666	40,042	—
PIMCO PVIT High Yield Portfolio	13,675,957	1,420,390	(1,300,688)	13,344,284	524,045	—
PIMCO PVIT Low Duration Portfolio	24,316,703	2,226,563	(2,283,660)	24,152,625	343,444	—
PIMCO PVIT Real Return Portfolio	13,396,134	1,357,292	(1,033,062)	13,425,652	46,535	—
PIMCO PVIT Total Return Portfolio	37,760,300	4,332,831	(4,467,129)	37,336,952	763,923	—

	$257,203,578	$44,138,674	$(31,587,762)	$255,468,935	$3,960,982	$6,776,510

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

						Net Realized
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend	Gain Distributions
	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL MVP Fusion Growth Fund
AZL BlackRock Capital Appreciation Fund	$26,500,875	$4,270,616	$(8,667,455)	$18,135,427	$—	$4,270,616
AZL Boston Company Research Growth Fund	26,393,340	2,776,840	(8,031,568)	18,314,518	38,260	2,738,580
AZL DFA International Core Equity Fund	—	21,605,100	(595,163)	18,450,010	—	—
AZL DFA U.S. Core Equity Fund	—	21,605,100	(1,187,315)	14,690,952	—	—
AZL DFA U.S. Small Cap Fund	—	17,284,100	(914,475)	18,356,513	—	—
AZL Federated Clover Small Cap Value Fund	26,549,309	2,619,771	(10,959,054)	14,806,135	142,581	2,477,190
AZL Gateway Fund	25,849,557	272,035	(3,446,939)	22,292,249	272,035	—
AZL International Index Fund	49,702,805	1,667,578	(13,001,770)	36,178,069	1,612,965	—
AZL Invesco Growth and Income Fund	26,410,038	3,275,792	(2,637,694)	21,972,682	739,002	2,536,789
AZL Invesco International Equity Fund	60,164,639	3,988,848	(13,822,582)	44,014,693	770,214	2,891,288
AZL JPMorgan International Opportunities Fund	67,395,226	2,628,441	(7,707,196)	58,668,875	1,556,306	1,003,204
AZL JPMorgan U.S. Equity Fund	52,281,965	504,569	(9,624,912)	40,066,757	504,569	—
AZL MetWest Total Return Bond Fund	33,744,568	1,075,061	(4,943,170)	29,877,801	30,298	88,378
AZL MFS Investors Trust Fund	17,811,292	2,321,135	(2,234,421)	14,817,709	124,040	2,197,095
AZL MFS Mid Cap Value Fund	17,923,175	4,609,826	(2,473,001)	14,678,772	99,881	4,509,945
AZL MFS Value Fund	34,986,619	708,913	(3,484,565)	29,650,549	708,913	—
AZL Mid Cap Index Fund	9,085,516	593,667	(1,259,488)	7,458,038	88,758	504,909
AZL Morgan Stanley Global Real Estate Fund	26,098,025	1,675,234	(3,383,653)	22,450,102	933,103	—
AZL Morgan Stanley Mid Cap Growth Fund	17,807,714	2,617,768	(1,988,987)	14,455,519	—	2,617,768
AZL NFJ International Value Fund	33,059,509	1,549,177	(5,408,172)	24,629,429	770,984	143,967
AZL Oppenheimer Discovery Fund	26,496,826	2,715,752	(9,486,892)	17,802,540	—	2,715,752
AZL Pyramis Total Bond Fund	33,618,179	1,220,993	(4,474,918)	29,670,064	594,044	—
AZL Russell 1000 Growth Index Fund	22,136,992	2,242,623	(7,448,680)	14,729,431	166,393	2,076,230
AZL Russell 1000 Value Index Fund	39,325,334	2,343,150	(10,769,672)	25,952,227	446,028	1,897,122
AZL Schroder Emerging Markets Equity Fund	12,079,658	1,160,957	(301,500)	10,736,313	122,996	469,832
AZL Wells Fargo Large Cap Growth Fund	22,208,980	7,919	(3,588,686)	18,380,045	7,919	—
NFJ Dividend Value Portfolio	17,829,946	—	(1,158,424)	14,683,303	293,523	1,526,739
PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,429,424	1,845,727	(2,629,651)	22,132,522	363,443	—
PIMCO PVIT High Yield Portfolio	8,605,808	143,251	(1,127,793)	7,366,665	326,061	—
PIMCO PVIT Low Duration Portfolio	8,587,823	31,158	(972,744)	7,612,897	118,174	—
PIMCO PVIT Real Return Portfolio	16,428,197	483,211	(1,547,516)	14,996,724	56,174	—
PIMCO PVIT Total Return Portfolio	33,812,676	1,126,093	(4,982,884)	29,723,118	665,806	—

	$817,324,015	$110,970,405	$(154,260,940)	$697,750,648	$11,552,470	$34,665,404

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

						Net Realized
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend	Gain Distributions
	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL MVP Fusion Moderate Fund
AZL BlackRock Capital Appreciation Fund	$56,986,238	$11,295,787	$(8,545,457)	$48,271,347	$—	$11,295,787
AZL Boston Company Research Growth Fund	56,623,219	7,412,711	(6,338,694)	47,740,320	102,135	7,310,576
AZL DFA International Core Equity Fund	—	55,504,300	(763,630)	37,286,927	—	—
AZL DFA U.S. Core Equity Fund	—	41,628,300	(424,653)	48,175,448	—	—
AZL DFA U.S. Small Cap Fund	—	55,504,200	(1,869,069)	49,639,922	—	—
AZL Federated Clover Small Cap Value Fund	56,246,615	6,576,486	(16,876,512)	37,298,493	357,925	6,218,561
AZL Gateway Fund	69,831,357	779,328	(5,645,138)	63,864,950	779,328	—
AZL International Index Fund	127,823,253	3,188,214	(58,827,324)	71,192,408	3,174,047	—
AZL Invesco Growth and Income Fund	83,951,971	10,758,229	(5,721,213)	72,276,565	2,427,003	8,331,226
AZL Invesco International Equity Fund	145,549,441	10,384,770	(20,403,037)	117,738,212	2,060,304	7,734,125
AZL JPMorgan International Opportunities Fund	155,018,852	6,959,654	(8,477,157)	143,992,435	3,819,679	2,462,187
AZL JPMorgan U.S. Equity Fund	138,232,655	1,215,200	(35,431,461)	97,105,155	1,215,200	—
AZL MetWest Total Return Bond Fund	201,341,839	5,573,546	(18,772,621)	188,124,007	192,051	560,203
AZL MFS Investors Trust Fund	56,918,316	7,698,705	(5,062,887)	49,322,218	411,414	7,287,292
AZL MFS Mid Cap Value Fund	43,320,440	11,621,396	(4,327,147)	37,039,458	251,800	11,369,595
AZL MFS Value Fund	97,553,893	2,045,364	(6,358,433)	85,835,668	2,045,364	—
AZL Mid Cap Index Fund	29,335,210	1,967,775	(3,415,818)	24,722,474	294,198	1,673,577
AZL Morgan Stanley Global Real Estate Fund	56,501,171	2,822,507	(4,470,648)	50,632,671	2,057,607	—
AZL Morgan Stanley Mid Cap Growth Fund	41,608,536	6,418,943	(2,839,619)	35,445,901	—	6,418,943
AZL NFJ International Value Fund	88,772,000	3,900,945	(13,695,461)	66,571,497	2,083,911	389,132
AZL Oppenheimer Discovery Fund	70,672,892	7,549,330	(25,654,576)	47,606,713	—	7,152,859
AZL Pyramis Total Bond Fund	201,333,431	6,268,278	(15,771,991)	187,382,511	3,758,078	—
AZL Russell 1000 Growth Index Fund	67,056,266	7,009,847	(20,622,968)	46,538,579	520,101	6,489,746
AZL Russell 1000 Value Index Fund	107,478,243	8,511,984	(3,227,834)	94,495,740	1,620,292	6,891,692
AZL Schroder Emerging Markets Equity Fund	25,368,083	1,209,681	(104,300)	21,907,746	250,976	958,705
AZL Wells Fargo Large Cap Growth Fund	56,918,760	21,142	(6,614,902)	49,631,640	21,142	—
NFJ Dividend Value Portfolio	56,747,437	—	(1,989,896)	48,259,771	947,487	4,928,287
PIMCO PVIT Global Advantage Strategy Bond Portfolio	78,499,434	5,803,557	(2,296,643)	77,015,559	1,184,710	—
PIMCO PVIT High Yield Portfolio	55,136,145	924,780	(3,662,241)	50,661,747	2,114,662	—
PIMCO PVIT Low Duration Portfolio	82,364,548	850,945	(5,703,752)	77,172,836	1,146,004	—
PIMCO PVIT Real Return Portfolio	80,533,389	1,463,072	(2,912,027)	77,299,028	279,230	—
PIMCO PVIT Total Return Portfolio	201,799,438	6,058,387	(19,290,182)	187,093,612	4,028,169	—

	$2,589,523,072	$298,927,363	$(336,117,291)	$2,337,341,558	$37,142,817	$97,472,493

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

						Net Realized
	Fair Value	Purchases	Proceeds from	Fair Value	Dividend	Gain Distributions
	12/31/14	at Cost	Sales	9/30/15	Income	Received
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$268,142,739	$67,046,711	$(2,149,668)	$324,596,233	$6,884,195	$4,019,204
AZL International Index Fund	211,919,894	55,900,694	(3,102,341)	240,772,461	10,393,611	—
AZL Mid Cap Index Fund	123,162,130	32,035,159	—	136,242,152	1,621,286	9,222,850
AZL S&P 500 Index Fund, Class 2	397,761,428	93,907,016	(772,439)	453,626,295	9,718,486	—
AZL Small Cap Stock Index Fund	62,588,596	17,850,877	—	68,583,562	777,839	6,529,002

	$1,063,574,787	$266,740,457	$(6,024,448)	$1,223,820,703	$29,395,417	$19,771,056

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$445,091,201	$90,236,718	$(7,359,992)	$469,948,249	$10,687,796	$20,674,578

	$445,091,201	$90,236,718	$(7,359,992)	$469,948,249	$10,687,796	$20,674,578

AZL MVP T. Rowe Price Capital Appreciation Fund
AZL T. Rowe Price Capital Appreciation Fund	$272,633,406	$294,318,289	$(1,668,692)	$539,436,878	$3,069,898	$18,171,208

	$272,633,406	$294,318,289	$(1,668,692)	$539,436,878	$3,069,898	$18,171,208

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options contracts are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2015 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$422,458,895	$—	$—	$422,458,895

Total Investment Securities	$422,458,895	$—	$—	$422,458,895

AZL DFA Multi-Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,273,224,096	$—	$—	$1,273,224,096

Total Investment Securities	$1,273,224,096	$—	$—	$1,273,224,096

AZL MVP Balanced Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$230,171,038	$—	$—	$230,171,038
Unaffiliated Investment Company	4,381,921	—	—	4,381,921

Total Investment Securities	234,552,959	—	—	234,552,959

Other Financial Instruments:*
Futures Contracts	131,877	—	—	131,877

Total Investments	$234,684,836	$—	$—	$234,684,836

AZL MVP BlackRock Global Allocation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$—	$666,604	$—	$666,604
Common Stocks
Aerospace & Defense	2,253,246	4,436,387	—	6,689,633
Air Freight & Logistics	4,162,821	346,620	—	4,509,441
Airlines	1,091,610	2,128,998	—	3,220,608
Auto Components	1,688,984	7,858,466	—	9,547,450
Automobiles	1,820,293	11,225,546	—	13,045,839
Banks	17,399,951	12,856,692	—	30,256,643
Beverages	5,126,901	4,643,057	—	9,769,958
Biotechnology	9,551,503	140,665	—	9,692,168
Building Products	—	798,503	—	798,503
Capital Markets	3,245,991	3,283,138	—	6,529,129
Chemicals	2,817,590	9,785,698	—	12,603,288
Commercial Services & Supplies	1,529,889	322,983	—	1,852,872
Communications Equipment	4,392,867	1,352,161	—	5,745,028
Construction & Engineering	—	1,357,049	—	1,357,049
Distributors	—	46,050	—	46,050
Diversified Consumer Services	—	26,810	—	26,810
Diversified Financial Services	4,457,124	—	292,463	4,749,587
Diversified Telecommunication Services	6,615,886	5,490,302	—	12,106,188
Electric Utilities	2,389,872	1,997,036	—	4,386,908
Electrical Equipment	2,744,153	2,245,031	—	4,989,184
Electronic Equipment, Instruments & Components	337,640	2,529,059	—	2,866,699
Energy Equipment & Services	3,211,601	2,223,744	—	5,435,345
Food & Staples Retailing	2,899,233	754,358	—	3,653,591
Food Products	616,770	3,430,023	—	4,046,793
Gas Utilities	—	1,648,101	—	1,648,101
Health Care Equipment & Supplies	1,364,345	404,225	—	1,768,570
Health Care Providers & Services	11,058,196	6,130,416	—	17,188,612
Household Durables	551,356	1,698,574	—	2,249,930
Independent Power and Renewable Electricity Producers	2,368,057	239,298	—	2,607,355
Industrial Conglomerates	2,791,348	2,486,608	—	5,277,956
Insurance	10,220,794	5,587,157	—	15,807,951
Internet & Catalog Retail	213,825	7,614	—	221,439
Internet Software & Services	13,376,069	980,233	1,642,795	15,999,097
IT Services	6,360,084	1,493,569	—	7,853,653
Leisure Products	—	730,352	—	730,352
Machinery	3,230,607	3,203,526	—	6,434,133
Media	6,560,608	1,121,591	—	7,682,199
Metals & Mining	6,405,989	4,671,032	—	11,077,021
Multiline Retail	647,943	225,239	—	873,182
Multi-Utilities	2,658,453	1,392,763	—	4,051,216
Oil, Gas & Consumable Fuels	21,288,361	8,360,477	—	29,648,838
Personal Products	544,680	108,955	—	653,635
Pharmaceuticals	17,578,149	11,408,917	—	28,987,066
Real Estate Investment Trusts (REITs)	5,215,346	581,355	—	5,796,701
Real Estate Management & Development	1,823,030	9,800,387	—	11,623,417
Road & Rail	2,701,214	2,474,539	—	5,175,753
Semiconductors & Semiconductor Equipment	2,526,793	2,642,777	—	5,169,570
Software	10,880,741	2,596,505	2,606,060	16,083,306
Specialty Retail	647,143	1,428,341	—	2,075,484
Technology Hardware, Storage & Peripherals	6,027,833	1,262,397	—	7,290,230
Tobacco	2,159,727	502,540	—	2,662,267

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

Trading Companies & Distributors	956,597	2,856,513	—	3,813,110
Transportation Infrastructure	—	49,254	—	49,254
Wireless Telecommunication Services	2,236,190	2,531,918	—	4,768,108
Other Common Stocks+	13,654,896	—	—	13,654,896
Convertible Bonds
Communications Equipment	—	—	3,126,299	3,126,299
Other Convertible Bonds+	—	11,354,384	—	11,354,384
Convertible Preferred Stocks
Banks	—	317,560	—	317,560
Other Convertible Preferred Stocks+	922,151	—	—	922,151
Corporate Bonds
Diversified Financial Services	—	1,498,126	569,227	2,067,353
Other Corporate Bonds+	—	26,123,722	—	26,123,722
Floating Rate Loans+	—	10,525,453	292,000	10,817,453
Foreign Bonds+	—	75,553,575	—	75,553,575
Preferred Stocks
Banks	3,270,798	468,720	—	3,739,518
Consumer Finance	926,739	—	—	926,739
Food & Staples Retailing	140,524	—	—	140,524
Health Care Providers & Services	940,793	—	411,395	1,352,188
Internet Software & Services	—	—	3,246,755	3,246,755
Multi-Utilities	372,075	—	—	372,075
Pharmaceuticals	2,087,877	—	—	2,087,877
Real Estate Investment Trusts (REITs)	792,162	336,123	—	1,128,285
Thrifts & Mortgage Finance	153,051	—	—	153,051
Other Preferred Stocks+	—	2,571,988	—	2,571,988
U.S. Government Agency Mortgages	—	2,914,646	—	2,914,646
U.S. Treasury Obligations	—	176,266,903	—	176,266,903
Warrant	—	50,426	—	50,426
Yankee Dollars+	—	29,757,091	—	29,757,091
Exchange Traded Fund	7,448,221	—	—	7,448,221
Securities Held as Collateral for Securities on Loan	—	43,788,745	—	43,788,745
Unaffiliated Investment Company	12,281,796	—	—	12,281,796
Purchased Options	367,050	3,699,843	—	4,066,893
Purchased Swaptions	—	515,246	—	515,246

Total Investment Securities	264,105,536	544,312,704	12,186,994	820,605,234

Securities Sold Short	(1,600,046)	(408,350)	—	(2,008,396)
Other Financial Instruments:*
Futures Contracts	555,691	—	—	555,691
Written Options	13,813	(1,015,185)	—	(1,001,372)
Written Swaption	—	18,620	—	18,620
Forward Currency Contracts	—	710,949	—	710,949
Credit Default Swaps	—	(135,810)	—	(135,810)
Interest Rate Swaps	—	53,359	—	53,359
Total Return Swaps	—	75,785	—	75,785

Total Investments	$263,074,994	$543,612,072	$12,186,994	$818,874,060

AZL MVP DFA Multi-Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$16,431,151	$—	$—	$16,431,151
Unaffiliated Investment Company	432,174	—	—	432,174

Total Investment Securities	16,863,325	—	—	16,863,325

Other Financial Instruments:*
Futures Contracts	7,844	—	—	7,844

Total Investments	$16,871,169	$—	$—	$16,871,169

AZL MVP Franklin Templeton Founding Strategy Plus Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$278,715,504	$—	$—	$278,715,504
Unaffiliated Investment Company	2,375,393	—	—	2,375,393

Total Investment Securities	281,090,897	—	—	281,090,897

Other Financial Instruments:*
Futures Contracts	708,733	—	—	708,733

Total Investments	$281,799,630	$—	$—	$281,799,630

AZL MVP Fusion Balanced Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,119,368,916	$—	$—	$1,119,368,916
Unaffiliated Investment Company	10,497,421	—	—	10,497,421

Total Investment Securities	1,129,866,337	—	—	1,129,866,337

Other Financial Instruments:*
Futures Contracts	624,535	—	—	624,535

Total Investments	$1,130,490,872	$—	$—	$1,130,490,872

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

AZL MVP Fusion Conservative Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$255,468,935	$—	$—	$255,468,935
Unaffiliated Investment Company	3,892,043	—	—	3,892,043

Total Investment Securities	259,360,978	—	—	259,360,978

Other Financial Instruments:*
Futures Contracts	17,339	—	—	17,339

Total Investments	$259,378,317	$—	$—	$259,378,317

AZL MVP Fusion Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$697,750,648	$—	$—	$697,750,648
Unaffiliated Investment Company	4,609,899	—	—	4,609,899

Total Investment Securities	702,360,547	—	—	702,360,547

Other Financial Instruments:*
Futures Contracts	1,358,125	—	—	1,358,125

Total Investments	$703,718,672	$—	$—	$703,718,672

AZL MVP Fusion Moderate Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,337,341,558	$—	$—	$2,337,341,558
Unaffiliated Investment Company	18,923,468	—	—	18,923,468

Total Investment Securities	2,356,265,026	—	—	2,356,265,026

Other Financial Instruments:*
Futures Contracts	2,743,097	—	—	2,743,097

Total Investments	$2,359,008,123	$—	$—	$2,359,008,123

AZL MVP Growth Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,223,820,703	$—	$—	$1,223,820,703
Unaffiliated Investment Company	10,202,343	—	—	10,202,343

Total Investment Securities	1,234,023,046	—	—	1,234,023,046

Other Financial Instruments:*
Futures Contracts	2,531,568	—	—	2,531,568

Total Investments	$1,236,554,614	$—	$—	$1,236,554,614

AZL MVP Invesco Equity and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$469,948,249	$—	$—	$469,948,249
Unaffiliated Investment Company	3,947,452	—	—	3,947,452

Total Investment Securities	473,895,701	—	—	473,895,701

Other Financial Instruments:*
Futures Contracts	1,430,898	—	—	1,430,898

Total Investments	$475,326,599	$—	$—	$475,326,599

AZL MVP T. Rowe Price Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$539,436,878	$—	$—	$539,436,878
Unaffiliated Investment Company	4,000,289	—	—	4,000,289

Total Investment Securities	543,437,167	—	—	543,437,167

Other Financial Instruments:*
Futures Contracts	756,995	—	—	756,995

Total Investments	$544,194,162	$—	$—	$544,194,162

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

For the period ended September 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Level 1 and Level 2 as of September 30, 2015.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2015 are identified below.

AZL MVP BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Topco, Ltd.	5/2/12	$379,997	615,711	$292,463	0.04%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	701,862	$567,978	569,227	0.07%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,218,735	0.15%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,578,093	0.20%
Grand Rounds, Inc., Series C, Preferred Shares	3/31/15	399,608	143,925	411,395	0.05%
Lookout, Inc.	3/4/15	63,364	5,547	64,702	0.01%
Lookout, Inc., Series F, Preferred Shares	9/19/14	730,222	63,925	745,647	0.09%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	1,282,373	0.16%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	20,000	0.00%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,606,059	0.33%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or events affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the contract are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds from a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2015 (Unaudited)

7. Federal Tax Cost Information

At September 30, 2015, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

				Net
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL Balanced Index Strategy Fund	$358,116,921	$65,254,526	$(912,552)	$64,341,974
AZL DFA Multi-Strategy Fund	1,369,065,988	—	(95,841,892)	(95,841,892)
AZL MVP Balanced Index Strategy Fund	230,635,232	7,780,607	(3,862,880)	3,917,727
AZL MVP BlackRock Global Allocation Fund	857,719,828	37,010,236	(74,124,830)	(37,114,594)
AZL MVP DFA Multi-Strategy Fund	17,901,269	20,572	(1,058,516)	(1,037,944)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	314,081,020	—	(32,990,123)	(32,990,123)
AZL MVP Fusion Balanced Fund	1,047,155,519	112,418,592	(29,707,774)	82,710,818
AZL MVP Fusion Conservative Fund	255,743,434	8,950,360	(5,332,816)	3,617,544
AZL MVP Fusion Growth Fund	648,264,606	107,050,174	(52,954,233)	54,095,941
AZL MVP Fusion Moderate Fund	2,192,062,928	253,974,171	(89,772,073)	164,202,098
AZL MVP Growth Index Strategy Fund	1,210,584,716	50,448,579	(27,010,249)	23,438,330
AZL MVP Invesco Equity and Income Fund	482,757,838	—	(8,862,137)	(8,862,137)
AZL MVP T. Rowe Price Capital Appreciation Fund	571,811,067	—	(28,373,900)	(28,373,900)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Principal Financial Officer

Date November 24, 2015